UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22591

Apollo Tactical Income Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President 9 West 57th Street New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Apollo Senior Floating Rate Fund Inc. (NYSE: AFT)

Apollo Tactical Income Fund Inc. (NYSE: AIF)

Semi-Annual Report

June 30, 2018
(unaudited)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Manager Commentary

As of June 30, 2018 (unaudited)

Dear Shareholders,

We would like to start by saying thank you for your interest in the Apollo Senior Floating Rate Fund Inc. and the Apollo Tactical Income Fund Inc. (the “Funds”). We appreciate the trust and confidence you have placed with us through your investment in the Funds.

The first half of 2018 has represented a more volatile, yet more advantageous, environment for investing in the leveraged loan and high-yield markets than was experienced in 2017. While the latter represented a generally benign experience without substantial volatility or any real periodic weakness, the first half of 2018 has seen elevated levels of volatility due to two primary factors. First, as rates began to move higher in the beginning of the year, high-yield funds started to experience substantial outflows that were magnified by a concurrent spike in volatility in the equity markets. While the effect of this was concentrated, or felt most acutely, in February and March which saw the worst monthly return figures for the high-yield market so far this year, the effects have lingered in the form of extended outflows from high-yield mutual funds (through June 27th, the year-to-date outflow from high-yield mutual funds stood at roughly $18.6Bn) and, in practice, higher coupons and yields in the primary market as any new deals are generally pricing wider than similarly rated deals would have last year, all else equal. Secondly, while technicals in the loan market have been robust all year, as expressed by both inflows into floating-rate loan mutual funds and new CLO creation, the supply of new loans to the market has been similarly high and has run, at times, in greater volumes than the market can easily absorb. This supply is a function of both the aforementioned rate-related weakness in high-yield, which has pressed borrowers into different markets, and a buildup of capital at private equity firms that is increasingly being put to work, accompanied by the raising of new debt. Regardless of the reasons for it, during periods of relative oversupply such as we’ve experienced in the loan market during portions of 2018, particularly in June, we’ve seen higher yields and a move lower in secondary prices that’s benefitted the overall returns for the Funds.

Fundamentally, underlying credit performance across the Funds, and the broader market, has been generally benign. While we continue to see pressure on certain industries as different business models are challenged by technology (with Retail the obvious and continued outlier), this trend is also continuing to develop in a manner more nuanced than sometimes represented. The default rate of the broadest leveraged loan index (S&P/LSTA Leveraged Loan Index) fell for a third straight month in June to 1.95%, down from a three-year high of 2.42% at the end of the first quarter of 2018 and remains well inside the 3% historical average. While we are seeing instances of margin pressure at certain borrowers in our portfolios on labor or transportation costs, top-line performance is generally strong as would be expected given the broader economic backdrop and consumer-specific data. As such, in this situation where the supply of loans even into relatively strong demand conditions is driving yields higher for performing credits, our investment opportunity set is generally robust and we have in many cases taken advantage of these higher yields.

Over the second half of the year, particularly for the period after this summer, we expect similar supply conditions in the leveraged loan market to weigh on the potential for spread tightening and continue to create the kind of attractive investment opportunities we’ve increasingly been seeing of late. In periods of good fundamental performance and which lack any real obvious catalyst for financial degradation, the Funds will seek to use imbalances in supply and demand to maximize returns while remaining focused on limiting credit risk. We continue to remain very focused on the impact of inflationary pressures in a number of areas on the performance of borrowers across various industries, primarily with regards to the cost of labor and transit, and will remain vigilant in doing what we can to limit the creep higher in leverage to negatively impact positions in the Funds, but reiterate that we see market conditions such as these where competition for loans is limited by a surplus of supply as one of the more relatively attractive opportunity investments in these markets.

We appreciate your interest and support in the Funds. If you have any questions about the Funds, please call 1-888-301-3838, or visit our website at www.agmfunds.com.

Sincerely,

Apollo Credit Management, LLC

4  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Financial Data

As of June 30, 2018 (unaudited)

Portfolio Composition (as % of Current Market Value of Investment Securities)

Loans	88.5%
High Yield Bonds	10.2%
Equity/Other	1.3%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.50%
Weighted Average Fixed-Rate Coupon	6.81%
Weighted Average Maturity (in years) (floating assets)	4.96
Weighted Average Maturity (in years) (fixed assets)	6.00
Weighted Average Modified Duration (in years) (fixed assets)	4.31
Average Position Size	$2,101,518
Number of Positions	204
Weighted Average S&P Rating(h)	B
Weighted Average Rating Factor (Moody’s)(h)	3,102

Credit Quality (b)

BBB	0.6%
BB	7.9%
B	71.3%
CCC+ or Lower	15.9%
Not Rated	4.3%

Top 5 Industries (as % of Current Market Value of Investment Securities) (c)

Healthcare & Pharmaceuticals	17.1%
High Tech Industries	13.4%
Services: Business	9.9%
Telecommunications	9.7%
Media: Broadcasting & Subscription	6.6%
Total	56.7%

Top 10 Issuers (as % of Current Market Value of Investment Securities) (d)

Community Health Systems, Inc.	1.9%
Vertafore, Inc.	1.9%
Univision Communications, Inc.	1.9%
Intelsat Jackson Holdings S.A.	1.8%
Evergreen Skill Lux. S.A.R.L.	1.8%
ION Trading Finance, Ltd.	1.7%
Frontier Communications Corp.	1.6%
Valeant Pharmaceuticals International, Inc.	1.5%
Riverbed Technology, Inc.	1.5%
One Call Corp.	1.4%
Total	17.0%

Performance Comparison

	YTD	5 Yr	Since Inception(i)

AFT - Market Price	4.16%(e)	3.47%(e)(f)	4.37%(e)(f)
AFT - NAV	2.01%(e)	5.93%(e)(f)	6.11%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	2.16%	4.00%(f)	4.18%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)

Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2018. The quality ratings reflected were issued by S&P Global Ratings (“S&P”), an internationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.

(c)

The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s Investors Service (“Moody’s”), an internationally recognized statistical rating organization.

(d)	Holdings are subject to change and are provided for informational purposes only.
(e)

Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.

(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2018.
(i)	Inception date February 23, 2011.

Semi-Annual Report  |  5

Apollo Tactical Income Fund Inc.

Financial Data

As of June 30, 2018 (unaudited)

Portfolio Composition (as % of Current Market Value of Investment Securities)

Loans	76.8%
High Yield Bonds	13.4%
Structured Products	8.6%
Equity/Other	1.2%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.89%
Weighted Average Fixed-Rate Coupon	6.35%
Weighted Average Maturity (in years) (floating assets)	5.48
Weighted Average Maturity (in years) (fixed assets)	6.07
Weighted Average Modified Duration (in years) (fixed assets)	4.56
Average Position Size	$1,962,253
Number of Positions	200
Weighted Average S&P Rating(h)	B
Weighted Average Rating Factor (Moody’s)(h)	3,023

Credit Quality (b)

BBB	0.5%
BB	11.1%
B	63.0%
CCC+ or Lower	15.4%
Not Rated	10.0%

Top 5 Industries (as % of Current Market Value of Investment Securities) (c)

Healthcare & Pharmaceuticals	18.2%
High Tech Industries	12.2%
Telecommunications	9.2%
Services: Business	8.2%
Banking, Finance, Insurance & Real Estate	5.8%
Total	53.6%

Top 10 Issuers (as % of Current Market Value of Investment Securities) (d)

Community Health Systems, Inc.			2.1%
Univision Communications, Inc.			2.0%
Intelsat Jackson Holdings S.A.			2.0%
Evergreen Skills Lux. S.A.R.L.			2.0%
ION Trading Finance, Ltd.			1.8%
TIAA Churchill Middle Market CLO			1.6%
Opal Acquisition, Inc.			1.5%
DigiCert Holding, Inc.			1.5%
Frontier Communications Corp.			1.5%
Anchor Glass Container Corp.			1.4%
Total			17.4%

Performance Comparison

	YTD	5 Yr	Since Inception(i)

AIF - Market Price	2.92%(e)	6.45%(e)(f)	4.29%(e)(f)
AIF - NAV	3.26%(e)	7.79%(e)(f)	7.28%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	2.16%	4.00%(f)	3.94%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)

Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2018. The quality ratings reflected were issued by S&P, an internationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.

(c)

The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, an internationally recognized statistical rating organization. The Top 5 Industries table above excludes Structured Products which represent 8.6% of the portfolio as of June 30, 2018.

(d)	Holdings are subject to change and are provided for informational purposes only.
(e)

Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.

(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2018.
(i)	Inception date February 25, 2013.

6  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 130.5%(a)

AEROSPACE & DEFENSE - 4.2%
MRO Holdings, Inc. Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.58%, 10/25/23(b)	597,000	601,478
PAE Holding Corp. First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.59%, 10/20/22(b)	1,912,787	1,923,546
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.59%, 10/20/23(b)	1,324,023	1,332,298
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.83%, 09/18/19(b)(c)(d)	2,856,480	2,523,229
StandardAero Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 07/07/22(b)	5,005,427	5,019,517
		11,400,068
AUTOMOTIVE - 3.6%
American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 09/01/21(b)(d)	3,490,979	2,288,773
AP Exhaust Acquisition, LLC First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.36%, 05/10/24(b)	5,304,404	5,211,577
Innovative XCessories & Services, LLC
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 11/29/22(b)	2,231,676	2,234,465

		9,734,815

BANKING, FINANCE, INSURANCE & REAL ESTATE - 6.7%
Asurion, LLC Replacement Term Loan B-6, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 11/03/23(b)	1,948,853	1,948,502
Second Lien Replacement Term Loan B-2, (LIBOR + 6.00%, 0.00% Floor), 8.09%, 08/04/25(b)(d)	2,636,429	2,679,271
CRCI Holdings, Inc. Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 8.17%, 08/31/23(b)	2,086,480	2,089,088
Edelman Financial Holdings II, Inc. First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 06/26/25(b)(d)	1,433,691	1,433,698
Second Lien Term Loan, (LIBOR + 6.75%, 0.00% Floor), 6.75%, 06/26/26(b)(d)	500,000	504,923

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Mayfield Agency Borrower, Inc. First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.59%, 02/28/25(b)	2,398,239	2,404,235
Medical Card System, Inc. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/31/19(b)(e)	5,039,600	4,465,411
Mitchell International, Inc. Second Lien Initial Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.34%, 12/01/25(b)	1,000,000	1,002,815
SG Acquisition, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 03/29/24(b)	1,948,212	1,955,518
		18,483,461

BEVERAGE, FOOD & TOBACCO - 2.0%
The Chef’s Warehouse, Inc. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 06/22/22(b)	1,070,584	1,080,621
JBS, S.A. Initial Term Loan, (LIBOR + 2.50%, 0.75% Floor), 4.83%, 10/30/22(b)	533,433	530,099
Winebow Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 07/01/21(b)	1,873,984	1,761,545
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.59%, 01/02/22(b)	2,260,897	2,057,416

		5,429,681

CAPITAL EQUIPMENT - 0.5%
Safe Fleet Holdings, LLC Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.74%, 02/02/26(b)(d)	1,403,846	1,406,183

CHEMICALS, PLASTICS, & RUBBER - 2.6%
Archroma Finance S.A.R.L (Luxembourg) Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 6.59%, 08/12/24(b)(c)	2,111,270	2,109,961
Diamond (BC) B.V. Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.10%, 09/06/24(b)(d)	2,171,128	2,138,561
PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 08/19/22(b)	987,124	992,060

See accompanying Notes to Financial Statements.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
CHEMICALS, PLASTICS, & RUBBER (continued)
Vantage Specialty Chemicals, Inc. First Lien Closing Date Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.12%, 10/28/24(b)	997,494	1,005,389
Second Lien Initial Loan, (LIBOR + 8.25%, 1.00% Floor), 10.35%, 10/27/25(b)	1,000,000	1,007,920

		7,253,891

CONSTRUCTION & BUILDING - 3.0%
Associated Asphalt Partners, LLC Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.34%, 04/05/24(b)	997,119	976,972
KBR, Inc. Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 04/25/25(b)	4,439,678	4,453,552
Morsco, Inc. Initial Term Loan, (Prime + 6.00%, 1.00% Floor), 11.00%, 10/31/23(b)	936,677	955,411
Terra Millennium Corp. First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 8.38%, 10/31/22(b)(e)	1,925,000	1,939,438

		8,325,373

CONSUMER GOODS: DURABLE - 0.7%
PT Holdings, LLC First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.33%, 12/09/24(b)	1,319,194	1,320,018
Second Lien Initial Loan, (LIBOR + 8.00%, 1.00% Floor), 10.33%, 12/08/25(b)	625,000	632,813

		1,952,831

CONSUMER GOODS: NON-DURABLE - 5.2%
ABG Intermediate Holdings 2, LLC First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.59%, 09/27/24(b)(d)	3,650,006	3,644,677
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.84%, 09/29/25(b)(d)	1,347,817	1,351,187
American Greetings, Corp. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 04/06/24(b)	3,412,221	3,442,078
LTI Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.85%, 05/16/24(b)	4,017,374	4,019,885

	Principal Amount ($)	Value ($)
CONSUMER GOODS: NON-DURABLE (continued)
Parfums Holding Co., Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 06/30/24(b)	1,754,644	1,775,112

		14,232,939

CONTAINERS, PACKAGING & GLASS - 3.3%
Anchor Glass Container Corp. July 2017 Additional Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.82%, 12/07/23(b)(d)	4,599,922	4,183,054
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.81%, 12/07/24(b)	2,006,180	1,366,710
Hoover Group, Inc. First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.58%, 01/28/21(b)(e)	1,447,069	1,410,892
SMI Acquisition, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.11%, 11/01/24(b)(e)	1,044,750	1,021,243
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 8.08%, 05/14/19(b)	1,044,554	1,015,829

		8,997,728

ENERGY: OIL & GAS - 2.5%
Ascent Resources - Marcellus, LLC Exit Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.50%, 03/30/23(b)	452,027	453,722
Azure Midstream Energy, LLC Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.25%, 11/15/18(b)	402,376	394,328
HGIM Corp. Senior Secured Term Loan A, (Prime + 3.25%, 1.00% Floor), 8.25%, 06/18/18(b)(f)(g)	2,677,236	1,151,211
Oryx Southern Delaware Holdings, LLC Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 02/28/25(b)	3,057,351	3,026,778
Sheridan Investment Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(f)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	1,622,380	1,438,507
Sheridan Production Partners I-A, L.P. Deferred Principal Facility I-A, 10/01/19(e)(f)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	214,979	190,614

8  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)
Sheridan Production Partners I-M, L.P. Deferred Principal Facility I-M, 10/01/19(e)(f)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	131,310	116,428
Southcross Holdings Borrower, L.P. Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(h)(i)	128,580	123,115

		6,898,162

ENVIRONMENTAL INDUSTRIES - 1.1%
Emerald 2, Ltd. (United Kingdom) Facility B-1, (LIBOR + 4.00%, 1.00% Floor), 6.33%, 05/14/21(b)(c)	3,091,110	3,094,974

HEALTHCARE & PHARMACEUTICALS - 21.8%
Akorn, Inc. Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.38%, 04/16/21(b)(d)	3,769,533	3,702,002
Argon Medical Devices Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 01/23/25(b)	1,559,920	1,566,753
BioClinica Holding I, LP First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.63%, 10/20/23(b)	2,206,622	2,104,566
BW NHHC HoldCo, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.07%, 05/15/25(b)(d)	2,043,404	2,022,980
Community Health Systems, Inc. Incremental 2019 Term Loan G, (LIBOR + 3.00%, 1.00% Floor), 5.31%, 12/31/19(b)(d)	1,948,561	1,948,259
Incremental 2021 Term Loan H, (LIBOR + 3.25%, 1.00% Floor), 5.56%, 01/27/21(b)(d)	3,974,695	3,887,768
CT Technologies Intermediate Hldgs, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 12/01/21(b)	3,967,787	3,766,085
Endo Luxembourg Finance I Co. S.A.R.L Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 6.38%, 04/29/24(b)	2,992,443	2,992,443

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS (continued)
Hanger, Inc. Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.59%, 03/06/25(b)(e)	1,927,816	1,925,407
Inovalon Holdings, Inc. Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.56%, 04/02/25(b)	4,000,000	3,902,500
Lanai Holdings II, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.11%, 08/29/22(b)(d)	4,225,550	4,045,964
Lanai Holdings III, Inc. Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.86%, 08/28/23(b)	869,565	834,782
Lantheus Medical Imaging, Inc. New Term Loan B 2017, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 06/30/22(b)	1,038,218	1,045,356
Medical Solutions Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 06/14/24(b)	2,970,670	2,973,150
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 10.34%, 06/16/25(b)	2,000,000	2,008,750
MModal, Inc. Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 7.27%, 02/13/23(b)	2,030,625	2,023,020
NMSC Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.45%, 04/19/23(b)	561,524	559,418
One Call, Corp. First Lien Extended Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.32%, 11/27/22(b)(d)	5,985,012	5,745,612
Onex TSG Intermediate Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 07/29/22(b)	2,000,000	1,992,510
PharMerica Corp. First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.55%, 12/06/24(b)	1,728,192	1,729,004
Quorum Health Corp. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.84%, 04/29/22(b)	2,625,255	2,675,134
Team Health Holdings, Inc. Initial Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.84%, 02/06/24(b)	3,903,762	3,762,251
U.S. Renal Care, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.58%, 12/30/22(b)(d)	2,494,130	2,461,906

		59,675,620

See accompanying Notes to Financial Statements.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES - 18.7%
DigiCert, Inc. First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 10/31/24(b)(d)	4,188,366	4,190,984
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.09%, 10/31/25(b)	1,514,727	1,483,486
Flexera Software, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.35%, 02/26/25(b)	1,080,893	1,080,390
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.35%, 02/26/26(b)	1,192,308	1,195,289
Gigamon, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.83%, 12/27/24(b)	1,705,714	1,720,639
Help/Systems Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 03/28/25(b)	2,598,595	2,601,843
ION Trading Finance, Ltd. (Ireland) Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/21/24(b)(c)(d)	6,748,795	6,706,615
Ivanti Software, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.35%, 01/20/24(b)	3,978,576	3,951,244
MA FinanceCo., LLC Tranche B-3 Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 06/21/24(b)	257,312	256,749
Ocean Bidco, Inc. Initial Dollar Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 03/21/25(b)	1,093,051	1,099,883
Riverbed Technology, Inc. First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.35%, 04/24/22(b)	3,968,559	3,927,464
Seattle SpinCo, Inc. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 06/21/24(b)	1,737,688	1,733,892
SolarWinds Holdings, Inc. 2018 Refinancing Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.09%, 02/05/24(b)	2,366,913	2,368,877
SS&C European Holdings, S.A.R.L (Luxembourg) Term Loan B-4, (LIBOR + 2.50%, 0.00% Floor), 4.59%, 04/16/25(b)(c)	729,689	730,751
SS&C Technologies, Inc. Term Loan B-3, (LIBOR + 2.50%, 0.00% Floor), 4.59%, 04/16/25(b)	1,928,797	1,931,604

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)
Syncsort, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.09%, 08/16/24(b)(d)	3,062,329	3,075,742
Second Lien Initial Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.09%, 08/18/25(b)	2,000,000	1,976,880
Triple Point Group Holdings, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 07/10/20(b)	3,943,972	3,552,868
Vertafore, Inc. First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.34%, 06/04/25(b)(d)	3,999,783	3,979,384
Second Lien Term Loan, (LIBOR + 7.25%, 0.00% Floor), 7.25%, 06/04/26(b)(d)	3,720,000	3,701,400

		51,265,984

HOTEL, GAMING & LEISURE - 3.8%
Everi Payments, Inc. New Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.09%, 05/09/24(b)	1,780,725	1,782,577
Mohegan Tribal Gaming Authority Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 10/13/21(b)	503,517	489,041
Scientific Games International, Inc. Initial Term Loan B-5, (LIBOR + 2.75%, 0.00% Floor), 4.91%, 08/14/24(b)	2,836,250	2,821,189
SeaWorld Parks & Entertainment, Inc. Term Loan B-2, (LIBOR + 2.25%, 0.75% Floor), 4.34%, 05/14/20(b)(d)	1,978,314	1,972,745
Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.09%, 04/01/24(b)(d)	3,487,393	3,467,776

		10,533,328

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.4%
Acosta, Inc. Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 09/26/21(b)	1,992,288	1,510,403
Advantage Sales & Marketing, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 07/23/21(b)	3,479,348	3,298,874
Incremental Term Loan B-2, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 07/23/21(b)	1,063,024	1,007,656
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.59%, 07/25/22(b)	1,500,000	1,373,753

10  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)
F & W Media, Inc. Term Loan B-1 (8.60% PIK), (LIBOR + 6.50%, 1.50% Floor), 8.60%, 05/24/22(b)(e)(i)	325,689	325,689
Term Loan B-2 (12.10% PIK), (LIBOR + 10.00%, 1.50% Floor), 12.10%, 05/24/22(b)(e)(i)	884,560	331,078
Information Resources, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.57%, 01/18/24(b)	1,485,000	1,487,324

		9,334,777

MEDIA: BROADCASTING & SUBSCRIPTION - 6.7%
Emmis Operating Co. Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.10%, 04/18/19(b)	227,950	224,531
Global Eagle Entertainment, Inc. Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.36%, 01/06/23(b)	4,919,794	5,034,598
SESAC Holdco II, LLC First Lien Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.09%, 02/23/24(b)	1,240,578	1,232,799
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.34%, 02/24/25(b)	725,278	720,890
Univision Communications, Inc. 2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.84%, 03/15/24(b)(d)	2,940,703	2,846,365
Urban One, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.10%, 04/18/23(b)	1,458,378	1,437,414
WideOpenWest Finance, LLC Refinancing Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 08/18/23(b)(d)	2,493,719	2,387,736
William Morris Endeavor Entertainment, LLC New Term Loan B-1, (LIBOR + 2.75%, 0.00% Floor), 4.93%, 05/18/25(b)	4,551,759	4,521,900

		18,406,233

MEDIA: DIVERSIFIED & PRODUCTION - 1.3%
A-L Parent, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.35%, 12/01/23(b)	1,331,829	1,336,823
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.35%, 12/02/24(b)(e)	375,000	378,750

	Principal Amount ($)	Value ($)

MEDIA: DIVERSIFIED & PRODUCTION (continued)
DHX Media, Ltd. (Canada) Initial Term Loan, (Prime + 2.75%, 1.00% Floor), 7.75%, 12/29/23(b)(c)	1,980,000	1,980,624

		3,696,197

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp. DIP Term Loan, 12.00%, 10/14/16(e)(f)(h)	245,303	—

RETAIL - 8.4%
Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.99%, 07/01/22(b)	1,945,382	1,624,121
Albertson’s, LLC Replacement 2017-1 Term Loan B-4, (LIBOR + 2.75%, 0.75% Floor), 4.84%, 08/25/21(b)	3,352,664	3,325,239
Replacement 2017-1 Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.34%, 12/21/22(b)	1,012,544	1,004,803
Charming Charlie, LLC Term Loan A (5.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.36%, 04/24/23(b)(e)(i)	774,824	254,265
Term Loan B (9.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.36%, 04/24/23(b)(e)(i)	929,788	305,118
EG America, LLC Additional Facility Loan, (LIBOR + 4.00%, 0.00% Floor), 6.33%, 02/07/25(b)	2,508,683	2,490,808
General Nutrition Centers, Inc. First In Last Out Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.10%, 12/31/22(b)	572,350	592,279
JC Penney Corp. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.57%, 06/23/23(b)	4,116,173	3,941,235
Petco Animal Supplies, Inc. Second Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.61%, 01/26/23(b)	5,815,050	4,213,498
PetSmart, Inc. Tranche B-2 Loan, (LIBOR + 3.00%, 1.00% Floor), 5.01%, 03/11/22(b)	2,901,039	2,405,643
Sears Roebuck Acceptance Corp. 2017 Extended Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.50%, 01/18/19(b)	1,463,211	1,461,997
Vince, LLC Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.36%, 11/27/19(b)	1,449,296	1,362,338

		22,981,344

See accompanying Notes to Financial Statements.  |  11

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS - 14.7%
Access CIG, LLC First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 02/27/25(b)(d)	164,587	165,081
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 02/27/25(b)(d)	1,079,359	1,082,597
Air Medical Group Holdings, Inc. 2017-2 New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 03/14/25(b)	2,257,107	2,230,304
EIG Investors Corp. 2018 Refinancing Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.07%, 02/09/23(b)	2,899,141	2,902,171
Electro Rent Corp. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 01/31/24(b)	2,087,262	2,102,917
Evergreen Skills Lux S.A.R.L. (Luxembourg) First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 04/28/21(b)(c)	6,000,000	5,690,610
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.34%, 04/28/22(b)(c)(d)	2,000,000	1,680,720
Explorer Holdings, Inc. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/02/23(b)	3,301,899	3,301,899
GI Revelation Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.09%, 04/16/25(b)	2,705,882	2,730,113
Michael Baker International, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 11/21/22(b)	2,863,636	2,870,795
National Intergovernmental Purchasing Alliance Co. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.08%, 05/23/25(b)	2,535,433	2,535,433
Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.59%, 12/07/19(b)	2,143,089	2,145,768
Paysafe Group PLC Facility B-1, (LIBOR + 3.50%, 1.00% Floor), 5.59%, 01/03/25(b)	1,693,182	1,673,076

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)
R1 RCM, Inc. Initial Term Loan, (LIBOR + 5.25%, 0.00% Floor), 7.62%, 05/08/25(b)(e)	1,428,571	1,428,571
SGS Cayman, L.P. Initial Cayman Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.71%, 04/23/21(b)	780,295	751,034
Solera, LLC Dollar Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.84%, 03/03/23(b)	1,088,379	1,084,978
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.34%, 06/30/22(b)	2,577,911	2,577,911
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.71%, 04/23/21(b)	3,352,109	3,226,405

		40,180,383

SERVICES: CONSUMER - 1.5%
Laureate Education, Inc. Series 2024 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.59%, 04/26/24(b)	2,219,334	2,223,806
USS Ultimate Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.84%, 08/25/25(b)	1,884,615	1,898,750

		4,122,556

TELECOMMUNICATIONS - 13.0%
CenturyLink, Inc. Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 01/31/25(b)	2,485,006	2,437,891
Flight Bidco, Inc. Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 06/19/25(b)(d)	2,192,906	2,190,164
Frontier Communications, Corp. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.85%, 03/31/21(b)	1,847,200	1,822,955
Term Loan, (Prime + 3.38%, 0.00% Floor), 8.38%, 10/12/21(b)	4,643,382	4,602,753
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 4.00%, 1.25% Floor), 6.33%, 05/23/20(b)	2,933,146	2,949,029

12  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-4 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.60%, 01/02/24(b)(c)	3,448,622	3,590,878
Tranche B-5 Term Loan, 6.63%, 01/02/24(c)(h)	3,748,810	3,877,994
Securus Technologies Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 11/01/24(b)(d)	2,287,069	2,301,363
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.34%, 11/01/25(b)	549,280	551,889
TDC A/S (Denmark) USD Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 06/11/25(b)(c)(d)	4,384,068	4,382,709
TVC Albany, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 09/18/24(b)	581,747	583,201
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 05/02/23(b)	3,938,579	3,885,664
Zacapa, LLC Term Loan, (LIBOR + 5.00%, 0.75% Floor), 7.34%, 06/27/25(b)(d)	2,333,333	2,333,333

		35,509,823

TRANSPORTATION: CONSUMER - 0.6%
Travel Leaders Group, LLC New Incremental Term Loan, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 01/25/24(b)	1,731,440	1,744,426

UTILITIES: ELECTRIC - 1.2%
Moxie Patriot, LLC Construction B-1 Advances, (LIBOR + 5.75%, 1.00% Floor), 8.08%, 12/19/20(b)	1,349,168	1,338,206
Construction B-2 Advances, (LIBOR + 5.75%, 1.00% Floor), 8.08%, 12/19/20(b)	1,937,087	1,921,348

		3,259,554

Total Senior Loans (Cost $363,111,345)		357,920,331

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds - 15.1%(h)

AUTOMOTIVE - 1.3%
Tesla, Inc. 5.30%, 08/15/25(j)	4,000,000	3,575,000

BEVERAGE, FOOD & TOBACCO - 0.7%
JBS, S.A. 6.75%, 02/15/28(j)	1,000,000	945,950
Sigma Holdco B.V. (Netherlands) 7.88%, 05/15/26(c)(j)	1,000,000	942,500

		1,888,450

CONSUMER GOODS: NON-DURABLE - 0.2%
Mattel, Inc. 6.75%, 12/31/25(j)	726,000	708,757

CONTAINERS, PACKAGING & GLASS - 0.7%
Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,069,068	1,083,767
W/S Packaging Holdings, Inc. 9.00%, 04/15/23(j)	801,000	813,015

		1,896,782

ENERGY: OIL & GAS - 1.7%
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/26(j)	4,762,000	4,684,617

HEALTHCARE & PHARMACEUTICALS - 3.4%
Community Health Systems, Inc. 8.63%, 01/15/24(j)	2,005,000	2,015,025
Team Health Holdings, Inc. 6.38%, 02/01/25(j)	1,500,000	1,297,500
Valeant Pharmaceuticals
International, Inc. (Canada)
5.63%, 12/01/21(c)(j)	1,500,000	1,481,250
6.50%, 03/15/22(c)(j)	1,500,000	1,558,125
7.50%, 07/15/21(c)(j)	2,864,000	2,914,120

		9,266,020

HIGH TECH INDUSTRIES - 1.1%
Infor Software Parent, LLC (7.88% PIK), 7.13%, 05/01/21(i)(j)	1,000,000	1,006,250
Riverbed Technology, Inc. 8.88%, 03/01/23(j)	2,000,000	1,903,500

		2,909,750

HOTEL, GAMING & LEISURE - 0.5%
Churchill Downs, Inc. 4.75%, 01/15/28(j)	1,000,000	930,000
Scientific Games Corp. 5.00%, 10/15/25(j)	500,000	477,500

		1,407,500

MEDIA: BROADCASTING & SUBSCRIPTION - 3.0%
CSC Holdings, LLC
5.38%, 02/01/28(j)	2,000,000	1,855,000
10.13%, 01/15/23(j)	105,000	116,025
10.88%, 10/15/25(j)	293,000	338,503

See accompanying Notes to Financial Statements.  |  13

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds(h) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Univision Communications, Inc.
5.13%, 05/15/23(j)	1,000,000	962,500
5.13%, 02/15/25(j)	4,000,000	3,705,000
Urban One, Inc.
7.38%, 04/15/22(j)	1,211,000	1,177,698

		8,154,726

METALS & MINING - 0.0%
ERP Iron Ore, LLC LIBOR + 8.00%, 12/31/19(e)	26,469	7,936
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(f)(j)(k)	639,000	—

		7,936

SERVICES: CONSUMER - 1.1%
NVA Holdings, Inc. 6.88%, 04/01/26(j)	3,000,000	2,996,250

TELECOMMUNICATIONS - 1.4%
Orbcomm, Inc. 8.00%, 04/01/24(j)	3,694,000	3,878,700

Total Corporate Notes and Bonds (Cost $42,003,541)		41,374,488

	Share Quantity	Value ($)
Common Stocks - 0.4%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(e)(f)	991,230	62,959

ENERGY: OIL & GAS - 0.4%
Ascent Resources Marcellus Holdings, Inc.(f)	324,739	1,066,281
Southcross Holdings Borrower, GP LLC(e)(f)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(f)	129	36,443

		1,102,724

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
F & W Media,Inc.(e)(f)	9,510	—

RETAIL - 0.0%
Charming Charlie, LLC(e)(f)	8,890,519	—

Total Common Stock (Cost $1,101,275)		1,165,683

Preferred Stock - 1.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%
Watford Holdings, Ltd. (Bermuda) 8.50% (c)(e)(j)	160,000	3,942,277

Total Preferred Stock (Cost $3,920,000)		3,942,277

Warrants - 0.0%
ENERGY: OIL & GAS - 0.0%
Ascent Resources Marcellus Holdings, Inc.(e)(f)	84,077	2,522

Total Warrants (Cost $8,408)		2,522

Total Investments-147.5% (Cost of $410,144,569)		404,405,301
Other Assets & Liabilities, Net-3.9%		10,595,746
Loan Outstanding-(51.4)%(l)(m)		(140,810,966)

Net Assets (Applicable to Common Shares)-100.0%		274,190,081

14  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of June 30, 2018. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of June 30, 2018, the 1, 2, 3 and 6 month LIBOR rates were 2.09%, 2.17%, 2.34% and 2.50%, respectively, and the Prime lending rate was 5.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	Non-income producing asset.
(g)	The issuer is in default of its payment obligations as of March 7, 2018, as such, income is no longer being accrued. This position subsequently restructured effective July 2, 2018.
(h)	Fixed rate asset.
(i)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(j)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $44,225,062, or 16.13% of net assets.

(k)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal $141,000,000 less unamortized deferred financing costs of $189,034.

See accompanying Notes to Financial Statements.  |  15

Apollo Tactical Income Fund Inc.

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 113.9%(a)

AEROSPACE & DEFENSE - 2.6%
MRO Holdings, Inc. Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.58%, 10/25/23(b)	597,000	601,478
PAE Holding Corp. First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.59%, 10/20/22(b)	1,912,787	1,923,546
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.59%, 10/20/23(b)	1,404,834	1,413,614
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.83%, 09/18/19(b)(c)(d)	2,856,480	2,523,229

		6,461,867

AUTOMOTIVE - 3.6%
American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 09/01/21(b)(d)	2,493,557	1,634,838
AP Exhaust Acquisition, LLC First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.36%, 05/10/24(b)	5,304,404	5,211,577
Innovative XCessories & Services, LLC Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 11/29/22(b)	2,231,676	2,234,465

		9,080,880

BANKING, FINANCE, INSURANCE & REAL ESTATE - 6.4%
Asurion, LLC Second Lien Replacement Term Loan B-2, (LIBOR + 6.00%, 0.00% Floor), 8.09%, 08/04/25(b)(d)	1,594,072	1,619,976
Term Loan B-7, (LIBOR + 3.00%, 0.00% Floor), 4.97%, 11/29/24(b)(d)	1,000,000	997,500
CRCI Holdings, Inc. Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 8.17%, 08/31/23(b)	2,086,480	2,089,088
Edelman Financial Holdings II, Inc. First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 06/26/25(b)(d)	1,433,691	1,433,698
Second Lien Term Loan, (LIBOR + 6.75%, 0.00% Floor), 6.75%, 06/26/26(b)(d)	500,000	504,923
Mayfield Agency Borrower, Inc. First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.59%, 02/28/25(b)	2,398,239	2,404,235

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Medical Card System, Inc. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/31/19(b)(e)	4,651,939	4,121,918
Mitchell International, Inc. Second Lien Initial Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.34%, 12/01/25(b)	1,000,000	1,002,815
SG Acquisition, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 03/29/24(b)	1,948,212	1,955,518
SquareTwo Financial Corp. Closing Date Term Loan, (LIBOR +10.00%, 1.00% Floor), 11.00%, 05/24/19(b)(e)(f)(g)	1,003,755	35,819

		16,165,490

BEVERAGE, FOOD & TOBACCO - 2.3%
The Chef’s Warehouse, Inc. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 06/22/22(b)	1,070,584	1,080,621
JBS, S.A. Initial Term Loan, (LIBOR + 2.50%, 0.75% Floor), 4.83%, 10/30/22(b)	533,433	530,099
Winebow Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 07/01/21(b)	1,873,984	1,761,545
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.59%, 01/02/22(b)	2,505,795	2,280,273

		5,652,538

CAPITAL EQUIPMENT - 0.6%
Safe Fleet Holdings, LLC Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.74%, 02/02/26(b)(d)	1,403,846	1,406,183

CHEMICALS, PLASTICS, & RUBBER - 2.9%
Archroma Finance S.A.R.L (Luxembourg) Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 6.59%, 08/12/24(b)(c)	2,111,270	2,109,961
Diamond (BC) B.V. Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.10%, 09/06/24(b)(d)	2,171,128	2,138,561
PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 08/19/22(b)	987,124	992,060

16  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS, & RUBBER (continued)
Vantage Specialty Chemicals, Inc. First Lien Closing Date Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.12%, 10/28/24(b)	997,494	1,005,389
Second Lien Initial Loan, (LIBOR + 8.25%, 1.00% Floor), 10.35%, 10/27/25(b)	1,000,000	1,007,920

		7,253,891

CONSTRUCTION & BUILDING - 3.3%
Associated Asphalt Partners, LLC Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.34%, 04/05/24(b)	997,119	976,972
KBR, Inc. Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 04/25/25(b)	4,439,678	4,453,552
Morsco, Inc. Initial Term Loan, (Prime + 6.00%, 1.00% Floor), 11.00%, 10/31/23(b)	936,677	955,411
Terra Millennium Corp. First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 8.38%, 10/31/22(b)(e)	1,925,000	1,939,438

		8,325,373

CONSUMER GOODS: DURABLE - 0.8%
PT Holdings, LLC First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.33%, 12/09/24(b)	1,319,194	1,320,018
Second Lien Initial Loan, (LIBOR + 8.00%, 1.00% Floor), 10.33%, 12/08/25(b)	625,000	632,813

		1,952,831

CONSUMER GOODS: NON-DURABLE - 3.0%
American Greetings, Corp. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 04/06/24(b)	3,412,221	3,442,078
LTI Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.85%, 05/16/24(b)	4,017,374	4,019,885

		7,461,963

CONTAINERS, PACKAGING & GLASS - 3.2%
Anchor Glass Container Corp. July 2017 Additional Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.82%, 12/07/23(b)(d)	4,957,918	4,508,606
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.81%, 12/07/24(b)	1,083,333	738,021

	Principal Amount ($)	Value ($)

CONTAINERS, PACKAGING & GLASS (continued)
Hoover Group, Inc. First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.58%, 01/28/21(b)(e)	752,036	733,235
SMI Acquisition, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.11%, 11/01/24(b)(e)	1,044,750	1,021,243
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 8.08%, 05/14/19(b)	1,044,554	1,015,829

		8,016,934

ENERGY: OIL & GAS - 0.6%
Ascent Resources - Marcellus, LLC Exit Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.50%, 03/30/23(b)	230,586	231,450
Azure Midstream Energy, LLC Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.25%, 11/15/18(b)	402,376	394,328
HGIM Corp. Senior Secured Term Loan A, (Prime + 3.25%, 1.00% Floor), 8.25%, 06/18/18(b)(g)(h)	398,725	171,452
Sheridan Investment Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(g)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	440,704	390,757
Sheridan Production Partners I-A, L.P. Deferred Principal Facility I-A, 10/01/19(e)(g)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	58,397	51,778
Sheridan Production Partners I-M, L.P. Deferred Principal Facility I-M, 10/01/19(e)(g)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.82%, 10/01/19(b)	35,668	31,626
Southcross Holdings Borrower, L.P. Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(i)(j)	128,580	123,115

		1,397,965

ENVIRONMENTAL INDUSTRIES - 1.2%
Emerald 2, Ltd. (United Kingdom) Facility B-1, (LIBOR + 4.00%, 1.00% Floor), 6.33%, 05/14/21(b)(c)	3,091,110	3,094,974

See accompanying Notes to Financial Statements.  |  17

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS - 22.8%
Akorn, Inc. Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.38%, 04/16/21(b)(d)	3,769,533	3,702,002
Argon Medical Devices Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 01/23/25(b)	1,559,920	1,566,753
BioClinica Holding I, LP First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.63%, 10/20/23(b)	2,206,622	2,104,566
BW NHHC HoldCo, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.07%, 05/15/25(b)(d)	2,043,404	2,022,980
Community Health Systems, Inc. Incremental 2019 Term Loan G, (LIBOR + 3.00%, 1.00% Floor), 5.31%, 12/31/19(b)(d)	1,948,561	1,948,259
Incremental 2021 Term Loan H, (LIBOR + 3.25%, 1.00% Floor), 5.56%, 01/27/21(b)(d)	3,974,695	3,887,768
CT Technologies Intermediate Hldgs, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 12/01/21(b)	3,967,787	3,766,085
Endo Luxembourg Finance I Co. S.A.R.L Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 6.38%, 04/29/24(b)	2,992,443	2,992,443
Hanger, Inc. Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.59%, 03/06/25(b)(e)	1,927,816	1,925,407
Inovalon Holdings, Inc. Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.56%, 04/02/25(b)	4,000,000	3,902,500
Lanai Holdings II, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.11%, 08/29/22(b)(d)	4,225,550	4,045,964
Lanai Holdings III, Inc. Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.86%, 08/28/23(b)	869,565	834,782
Lantheus Medical Imaging, Inc. New Term Loan B 2017, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 06/30/22(b)	1,038,218	1,045,356

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)
Medical Solutions Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.84%, 06/14/24(b)	2,248,999	2,250,876
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 10.34%, 06/16/25(b)	2,000,000	2,008,750
MModal, Inc. Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 7.27%, 02/13/23(b)	2,030,625	2,023,020
NMSC Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.45%, 04/19/23(b)	561,524	559,418
One Call, Corp. First Lien Extended Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.32%, 11/27/22(b)(d)	5,985,012	5,745,612
Onex TSG Intermediate Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 07/29/22(b)	2,000,000	1,992,510
Quorum Health Corp. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.84%, 04/29/22(b)	2,625,255	2,675,134
Team Health Holdings, Inc. Initial Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.84%, 02/06/24(b)	3,908,315	3,766,639
U.S. Renal Care, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.58%, 12/30/22(b)(d)	2,460,344	2,428,556

		57,195,380

HIGH TECH INDUSTRIES - 17.0%
DigiCert, Inc. First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 10/31/24(b)(d)	4,188,366	4,190,984
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.09%, 10/31/25(b)	1,514,727	1,483,486
Flexera Software, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.35%, 02/26/25(b)	1,080,893	1,080,390
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.35%, 02/26/26(b)	192,308	192,789
Gigamon, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.83%, 12/27/24(b)	1,705,714	1,720,639
Help/Systems Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 03/28/25(b)	2,598,595	2,601,843

18  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)
ION Trading Finance, Ltd. (Ireland) Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/21/24(b)(c)(d)	6,748,795	6,706,615
Ivanti Software, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.35%, 01/20/24(b)	3,978,576	3,951,244
MA FinanceCo., LLC Tranche B-3 Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 06/21/24(b)	257,312	256,749
Ocean Bidco, Inc. Initial Dollar Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 03/21/25(b)	1,093,051	1,099,883
Riverbed Technology, Inc. First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.35%, 04/24/22(b)	2,987,813	2,956,874
Seattle SpinCo, Inc. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 06/21/24(b)	1,737,688	1,733,892
SolarWinds Holdings, Inc. 2018 Refinancing Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.09%, 02/05/24(b)	1,240,896	1,241,926
Syncsort, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.09%, 08/16/24(b)(d)	3,062,329	3,075,742
Second Lien Initial Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.09%, 08/18/25(b)	2,000,000	1,976,880
Triple Point Group Holdings, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.34%, 07/10/20(b)	3,943,972	3,552,868
Vertafore, Inc. First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.34%, 06/04/25(b)(d)	1,000,000	994,900
Second Lien Term Loan, (LIBOR + 7.25%, 0.00% Floor), 7.25%, 06/04/26(b)(d)	3,720,000	3,701,400

		42,519,104

HOTEL, GAMING & LEISURE - 1.0%
Mohegan Tribal Gaming Authority Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 10/13/21(b)	503,517	489,041
SeaWorld Parks & Entertainment, Inc. Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.09%, 04/01/24(b)(d)	1,994,950	1,983,728

		2,472,769

	Principal Amount ($)	Value ($)

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.7%
Acosta, Inc. Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 09/26/21(b)	1,992,288	1,510,403
Advantage Sales & Marketing, Inc. First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 07/23/21(b)	2,981,932	2,827,259
Incremental Term Loan B-2, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 07/23/21(b)	963,275	913,103
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.59%, 07/25/22(b)	1,000,000	915,835
F & W Media,Inc. Term Loan B-1 (8.60% PIK), (LIBOR + 6.50%, 1.50% Floor), 8.60%, 05/24/22(b)(e)(j)	325,689	325,689
Term Loan B-2 (12.10% PIK), (LIBOR + 10.00%, 1.50% Floor), 12.10%, 05/24/22(b)(e)(j)	884,560	331,078

		6,823,367

MEDIA: BROADCASTING & SUBSCRIPTION - 4.7%
Emmis Operating Co. Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.10%, 04/18/19(b)	227,950	224,531
Global Eagle Entertainment, Inc. Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.36%, 01/06/23(b)	4,918,943	5,033,726
Univision Communications, Inc. 2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.84%, 03/15/24(b)(d)	2,940,703	2,846,365
Urban One, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.10%, 04/18/23(b)	1,435,446	1,414,812
WideOpenWest Finance, LLC Refinancing Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.34%, 08/18/23(b)(d)	2,493,719	2,387,736

		11,907,170

MEDIA: DIVERSIFIED & PRODUCTION - 0.5%
A-L Parent, LLC Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.35%, 12/02/24(b)(e)	375,000	378,750
DHX Media, Ltd. (Canada) Initial Term Loan, (Prime + 2.75%, 1.00% Floor), 7.75%, 12/29/23(b)(c)(d)	997,481	997,795

		1,376,545

See accompanying Notes to Financial Statements.  |  19

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp. DIP Term Loan, 12.00%, 10/14/16(e)(g)(i)	1,127,505	—

RETAIL - 7.2%
Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.99%, 07/01/22(b)	1,945,382	1,624,121
Charming Charlie, LLC Term Loan A (5.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.36%, 04/24/23(b)(e)(j)	233,496	76,624
Term Loan B (9.00% PIK), (LIBOR + 10.00%, 1.00% Floor), 12.36%, 04/24/23(b)(e)(j)	280,195	91,948
EG America, LLC Additional Facility Loan, (LIBOR + 4.00%, 0.00% Floor), 6.33%, 02/07/25(b)	2,508,683	2,490,808
General Nutrition Centers, Inc. First In Last Out Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.10%, 12/31/22(b)	572,350	592,279
JC Penney Corp. Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.57%, 06/23/23(b)	4,128,198	3,952,750
Petco Animal Supplies, Inc. Second Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.61%, 01/26/23(b)	5,815,050	4,213,498
PetSmart, Inc. Tranche B-2 Loan, (LIBOR + 3.00%, 1.00% Floor), 5.01%, 03/11/22(b)	2,843,975	2,358,324
Sears Roebuck Acceptance Corp. 2017 Extended Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.50%, 01/18/19(b)	1,218,733	1,217,722
Vince, LLC Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.36%, 11/27/19(b)	1,449,296	1,362,338

		17,980,412

SERVICES: BUSINESS - 12.1%
Access CIG, LLC First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 02/27/25(b)(d)	164,587	165,081
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.84%, 02/27/25(b)(d)	1,079,359	1,082,597
Electro Rent Corp. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 01/31/24(b)	2,087,262	2,102,917

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)
Evergreen Skills Lux S.A.R.L. (Luxembourg) First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.84%, 04/28/21(b)(c)	6,000,000	5,690,610
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.34%, 04/28/22(b)(c)(d)	2,000,000	1,680,720
Explorer Holdings, Inc. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/02/23(b)	1,941,411	1,941,411
GI Revelation Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.09%, 04/16/25(b)	2,705,882	2,730,113
Michael Baker International, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 11/21/22(b)	2,863,636	2,870,795
National Intergovernmental Purchasing Alliance Co. First Lien Initial Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.08%, 05/23/25(b)	1,500,000	1,500,000
Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.59%, 12/07/19(b)	1,000,000	1,001,250
Paysafe Group PLC Facility B-1, (LIBOR + 3.50%, 1.00% Floor), 5.59%, 01/03/25(b)	1,693,182	1,673,076
R1 RCM, Inc. Initial Term Loan, (LIBOR + 5.25%, 0.00% Floor), 7.62%, 05/08/25(b)(e)	1,428,571	1,428,571
SGS Cayman, L.P. Initial Cayman Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.71%, 04/23/21(b)	780,295	751,034
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.34%, 06/30/22(b)	2,577,911	2,577,911
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.71%, 04/23/21(b)	3,352,109	3,226,405

		30,422,491

SERVICES: CONSUMER - 1.2%
Laureate Education, Inc. Series 2024 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 5.59%, 04/26/24(b)	2,219,334	2,223,806

20  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: CONSUMER (continued)
USS Ultimate Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.84%, 08/25/25(b)	884,615	891,250
		3,115,056
TELECOMMUNICATIONS - 12.2%
CenturyLink, Inc. Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.84%, 01/31/25(b)	1,992,494	1,954,716
Flight Bidco, Inc. Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 06/19/25(b)(d)	2,192,906	2,190,164
Frontier Communications, Corp. Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.85%, 03/31/21(b)	769,286	759,189
Term Loan, (Prime + 3.38%, 0.00% Floor), 8.38%, 10/12/21(b)	4,643,382	4,602,753
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-4 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.60%, 01/02/24(b)(c)	3,406,020	3,546,517
Tranche B-5 Term Loan, 6.63%, 01/02/24(c)(i)	3,820,586	3,952,243
Securus Technologies Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.59%, 11/01/24(b)(d)	2,287,069	2,301,363
TDC A/S (Denmark) USD Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.50%, 06/11/25(b)(c)(d)	4,384,068	4,382,709
TVC Albany, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 6.09%, 09/18/24(b)	581,747	583,201
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.33%, 05/02/23(b)	3,931,070	3,878,256
Zacapa, LLC Term Loan, (LIBOR + 5.00%, 0.75% Floor), 7.34%, 06/27/25(b)(d)	2,333,333	2,333,333
		30,484,444
TRANSPORTATION: CONSUMER - 0.6%
Travel Leaders Group, LLC New Incremental Term Loan, (LIBOR + 4.50%, 0.00% Floor), 7.00%, 01/25/24(b)	1,472,160	1,483,201

	Principal Amount ($)	Value ($)

UTILITIES: ELECTRIC - 1.4%
Moxie Patriot, LLC Construction B-1 Advances, (LIBOR + 5.75%, 1.00% Floor), 8.08%, 12/19/20(b)	1,656,466	1,643,007
Construction B-2 Advances, (LIBOR + 5.75%, 1.00% Floor), 8.08%, 12/19/20(b)	1,937,087	1,921,348
		3,564,355
Total Senior Loans (Cost $289,308,438)		285,615,183

Corporate Notes and Bonds - 19.8%(i)

AEROSPACE & DEFENSE - 0.5%
BBA U.S. Holdings, Inc. 5.38%, 05/01/26(k)	1,240,000	1,247,762
AUTOMOTIVE - 1.4%
Tesla, Inc. 5.30%, 08/15/25(k)	4,000,000	3,575,000
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.6%
Greystar Real Estate Partners, LLC 5.75%, 12/01/25(k)	1,500,000	1,458,750
BEVERAGE, FOOD & TOBACCO - 1.5%
JBS, S.A. 6.75%, 02/15/28(k)	2,000,000	1,891,900
Sigma Holdco B.V. (Netherlands) 7.88%, 05/15/26(c)(k)	2,000,000	1,885,000
		3,776,900
CONSUMER GOODS: NON-DURABLE - 0.3%
Mattel, Inc. 6.75%, 12/31/25(k)	662,000	646,277
CONTAINERS, PACKAGING & GLASS - 0.8%
Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,069,414	1,084,119
W/S Packaging Holdings, Inc. 9.00%, 04/15/23(k)	801,000	813,015
		1,897,134
ENERGY: OIL & GAS - 1.9%
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/26(k)	4,762,000	4,684,617
HEALTHCARE & PHARMACEUTICALS - 4.1%
Centene Escrow I Corp. 5.38%, 06/01/26(k)	2,000,000	2,031,260
Community Health Systems, Inc. 8.63%, 01/15/24(k)	2,005,000	2,015,025
Team Health Holdings, Inc. 6.38%, 02/01/25(k)	1,500,000	1,297,500
Valeant Pharmaceuticals International, Inc. (Canada)
5.63%, 12/01/21(c)(k)	1,500,000	1,481,250
6.50%, 03/15/22(c)(k)	1,500,000	1,558,125
7.50%, 07/15/21(c)(k)	2,000,000	2,035,000
		10,418,160

See accompanying Notes to Financial Statements.  |  21

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(i) (continued)

HIGH TECH INDUSTRIES - 1.2%
Infor Software Parent, LLC (7.88% PIK), 7.13%, 05/01/21(j)(k)	1,000,000	1,006,250
Riverbed Technology, Inc. 8.88%, 03/01/23(k)	2,000,000	1,903,500
		2,909,750
HOTEL, GAMING & LEISURE - 1.7%
Churchill Downs, Inc. 4.75%, 01/15/28(k)	3,000,000	2,790,000
Hilton Grand Vacations Borrower, LLC 6.13%, 12/01/24	1,100,000	1,126,125
Scientific Games Corp. 5.00%, 10/15/25(k)	500,000	477,500
		4,393,625
MEDIA: BROADCASTING & SUBSCRIPTION - 3.3%
CSC Holdings, LLC
5.38%, 02/01/28(k)	2,000,000	1,855,000
10.13%, 01/15/23(k)	317,000	350,285
10.88%, 10/15/25(k)	477,000	551,078
Univision Communications, Inc.
5.13%, 05/15/23(k)	1,000,000	962,500
5.13%, 02/15/25(k)	4,000,000	3,705,000
Urban One, Inc. 7.38%, 04/15/22(k)	787,000	765,357
		8,189,220
METALS & MINING - 0.0%
ERP Iron Ore, LLC LIBOR + 8.00%, 12/31/19(e)	121,662	36,477
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(g)(k)(l)	2,937,000	—
		36,477
RETAIL - 0.2%
PetSmart, Inc. 8.88%, 06/01/25(k)	847,000	561,137
SERVICES: CONSUMER - 0.8%
NVA Holdings, Inc. 6.88%, 04/01/26(k)	2,000,000	1,997,500
TELECOMMUNICATIONS - 1.5%
Orbcomm, Inc. 8.00%, 04/01/24(k)	3,694,000	3,878,700
Total Corporate Notes and Bonds (Cost $50,715,417)		49,671,009

	Principal Amount ($)	Value ($)

Structured Products - 12.8%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands) Series 2015-6A, Class ER, 8.70%, 07/15/30(c)(k)(n)	4,400,000	4,423,795
Babson CLO Ltd. (Cayman Islands) Series 2014-IA, Class E, 8.01%, 07/20/25(c)(k)(n)	1,110,000	1,066,124
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands) Series 2018-11A, Class E, 9.50%, 04/15/31(c)(k)(n)	4,000,000	3,850,124
Guggenheim 1828 CLO, LLC (Cayman Island) Series 2016-1A, Class D, 9.35%, 04/15/28(c)(k)(n)	4,000,000	4,002,740
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands) Series 10A, Class D2, 9.66%, 07/24/27(c)(k)(n)	2,350,000	2,349,908
JFIN CLO, Ltd. (Cayman Islands) Series 2015-1A, Class E, 7.34%, 03/15/26(c)(k)(n)	4,500,000	4,339,679
Teachers Insurance and Annuity Association of America CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class E2, 12.36%, 07/20/28(c)(k)(n)	2,500,000	2,505,480
TIAA Churchill Middle Market CLO (Cayman Islands) Series 2016-1A, Class E2, 10.36%, 10/20/28(c)(k)(n)	2,000,000	2,007,342
Series 2017-1A, Class E, 9.66%, 01/24/30(c)(k)(n)	4,000,000	3,854,012
Voya CLO, Ltd. (Cayman Islands) Series 2015-3A, Series E, 8.86%, 10/20/27(c)(k)(n)	1,000,000	971,169
Zais CLO, Ltd. (Cayman Islands) Series 2016-2A, Series D, 9.35%, 10/15/28(c)(k)(n)	1,000,000	1,003,194
Series 2017-2A, Series E, 9.50%, 04/15/30(c)(k)(n)	1,750,000	1,771,823
Total Structured Products (Cost $31,233,469)		32,145,390

22  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

	Share Quantity	Value ($)

Common Stocks - 0.3%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(e)(g)	914,981	58,116
ENERGY: OIL & GAS - 0.3%
Ascent Resources Marcellus Holdings, Inc.(g)	165,654	543,925
Northern Oil and Gas, Inc.(g)	50,167	158,026
Southcross Holdings Borrower, GP LLC(e)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(g)	129	36,443
		738,394
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
F & W Media, Inc.(e)(g)	9,510	—
RETAIL - 0.0%
Charming Charlie, LLC(e)(g)	2,679,190	—

Total Common Stock (Cost $690,276)		796,510

	Share Quantity	Value ($)

Preferred Stock - 1.6%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.6%
Watford Holdings, Ltd. (Bermuda) 8.50%,(c)(e)(k)	160,000	3,942,277
Total Preferred Stock (Cost $3,920,000)		3,942,277

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%
Ascent Resources Marcellus Holdings, Inc.(e)(g)	42,889	1,287
Total Warrants (Cost $4,289)		1,287
Total Investments-148.4% (Cost of $375,871,889)		372,171,656
Other Assets & Liabilities, Net-1.9%		4,729,206
Loan Outstanding-(50.3)%(o)(p)		(126,194,303)
Net Assets -100.0%		250,706,559

See accompanying Notes to Financial Statements.  |  23

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2018 (unaudited)

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of June 30, 2018. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of June 30, 2018, the 1, 2, 3 and 6 month LIBOR rates were 2.09%, 2.17%, 2.34% and 2.50%, respectively, and the Prime lending rate was 5.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	The issuer is in default of its payment obligations as of March 19, 2017, as such, income is no longer being accrued.
(g)	Non-income producing asset.
(h)	The issuer is in default of its payment obligations as of March 7, 2018, as such, income is no longer being accrued. This position subsequently restructured effective July 2, 2018.
(i)	Fixed rate asset.
(j)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(k)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $83,511,955, or 33.31% of net assets.

(l)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(m)

Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2018.
(o)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(p)	Principal $126,500,000 less unamortized deferred financing costs of $305,697.

24  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Assets:

Investment securities at fair value (cost $410,144,569 and $375,871,889, respectively)	$404,405,301	$372,171,656
Cash and cash equivalents	19,411,362	20,019,123
Interest receivable	1,777,497	2,403,744
Receivable for investment securities sold	45,076,018	41,400,381
Unrealized appreciation on unfunded transactions (Note 9)	12,479	6,087
Prepaid expenses	248,404	248,532

Total assets	$470,931,061	$436,249,523

Liabilities:

Borrowings under credit facility (principal $141,000,000 and $126,500,000, respectively, less unamortized deferred financing costs of $189,034 and $305,697, respectively) (Note 8)	$140,810,966	$126,194,303
Payable for investment securities purchased	55,004,965	58,595,137
Interest payable	277,346	136,070
Distributions payable to common shareholders	37,862	33,667
Investment advisory fee payable	343,036	311,014
Other payables and accrued expenses due to affiliates	84,255	80,875
Other payables and accrued expenses	182,550	191,898

Total liabilities	196,740,980	185,542,964

Commitments and Contingencies (Note 9)

Net Assets (Applicable to Common Shareholders)	$274,190,081	$250,706,559

Net Assets Consist of:

Paid-in capital ($0.001 par value, 999,998,466 and 1,000,000,000 common shares authorized, respectively, and 15,573,061 and 14,464,026 issued and outstanding, respectively) (Note 6)	$296,699,291	$275,624,904
Undistributed net investment income (loss)	1,243,850	1,330,778
Accumulated net realized loss from investments	(18,026,271)	(22,554,977)
Net unrealized depreciation on investments and unfunded loan commitments	(5,726,789)	(3,694,146)

Net Assets (Applicable to Common Shareholders)	$274,190,081	$250,706,559

Number of Common Shares Outstanding	15,573,061	14,464,026
Net Asset Value, per Common Share	$17.61	$17.33

See accompanying Notes to Financial Statements.  |  25

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Operations

For the Six Months Ended June 30, 2018 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Investment Income:

Interest	$14,772,136	$14,233,517
Dividends	170,000	170,000

Total investment income	14,942,136	14,403,517

Expenses:

Investment advisory fee (Note 3)	2,078,598	1,915,599
Interest and commitment fee expense (Note 8)	1,997,812	1,890,610
Professional fees	141,326	141,326
Administrative services of the Adviser (Note 3)	342,731	337,845
Fund administration and accounting services (Note 3)	131,597	126,662
Insurance expense	154,456	154,456
Amortization of deferred financing costs (Note 8)	109,063	44,590
Board of Directors fees (Note 3)	63,264	63,264
Other operating expenses	65,049	66,793

Total expenses	5,083,896	4,741,145
Expense reimbursement waived by the Adviser (Note 3)	—	—

Net expenses	5,083,896	4,741,145

Net Investment Income	9,858,240	9,662,372

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized loss on investments	(6,613,701)	(1,729,091)
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments (Note 9)	1,658,870	(755,113)

Net realized and unrealized gain/(loss) on investments	(4,954,831)	(2,484,204)

Net Increase in Net Assets, Applicable to Common Shareholders, Resulting From Operations	$4,903,409	$7,178,168

26  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$9,858,240	$17,572,262
Net realized gain/(loss) on investments	(6,613,701)	806,614
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	1,658,870	(3,572,162)

Net increase in net assets from operations	4,903,409	14,806,714

Distributions to Common Shareholders

From net investment income	(8,783,206)	(18,064,751)

Total distributions to common shareholders	(8,783,206)	(18,064,751)

Total decrease in net assets	$(3,879,797)	$(3,258,037)

Net Assets Applicable to Common Shares

Beginning of period	278,069,878	281,327,915

End of period	$274,190,081	$278,069,878

Undistributed net investment income	$1,243,850	$168,816

See accompanying Notes to Financial Statements.  |  27

Apollo Tactical Income Fund Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$9,662,372	$18,367,839
Net realized loss on investments	(1,729,091)	(9,078,404)
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	(755,113)	13,137,720

Net increase in net assets from operations	7,178,168	22,427,155

Distributions to Common Shareholders

From net investment income	(8,736,272)	(18,586,273)

Total distributions to common shareholders	(8,736,272)	(18,586,273)

Total increase/(decrease) in net assets	$(1,558,104)	$3,840,882

Net Assets Applicable to Common Shares

Beginning of period	252,264,663	248,423,781

End of period	$250,706,559	$252,264,663

Undistributed net investment income	$1,330,778	$404,678

28  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2018 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$4,903,409

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	6,613,701
Net change in unrealized appreciation on investments and unfunded loan commitments	(1,658,870)
Net amortization/(accretion) of premium/(discount)	(1,753,326)
Purchase of investment securities	(260,492,862)
Proceeds from disposition of investment securities and principal paydowns	266,807,959
Payment-in-kind interest	(68,618)
Amortization of deferred financing costs	109,063
Changes in Operating Assets and Liabilities:
Decrease in interest receivable	709,380
Increase in prepaid expenses	(169,619)
Increase in interest payable	73,101
Decrease in investment advisory fee payable	(13,911)
Increase in other payables and accrued expenses due to affiliates	84,255
Increase in other payables and accrued expenses	5,298

Net cash flows provided by operating activities	15,148,960

Cash Flows from Financing Activities:
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(8,824,253)

Net cash flows used in financing activities	(8,824,253)

Net Increase in Cash and Cash Equivalents	6,324,707

Cash and cash equivalents, beginning of period	13,086,655

Cash and cash equivalents, end of period	$19,411,362

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and commitment fee	$1,924,711

See accompanying Notes to Financial Statements.  |  29

Apollo Tactical Income Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2018 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$7,178,168

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	1,729,091
Net change in unrealized depreciation on investments and unfunded loan commitments	755,113
Net amortization/(accretion) of premium/(discount)	(1,257,085)
Purchase of investment securities	(261,746,291)
Proceeds from disposition of investment securities and principal paydowns	288,432,833
Payment-in-kind interest	(67,989)
Amortization of deferred financing costs	44,590
Changes in Operating Assets and Liabilities:
Decrease in interest receivable	163,770
Increase in prepaid expenses	(169,619)
Increase in interest payable	32,953
Decrease in investment advisory fee payable	(20,865)
Increase in other payables and accrued expenses due to affiliates	80,875
Increase in other payables and accrued expenses	12,598

Net cash flows provided by operating activities	35,168,142

Cash Flows from Financing Activities:
Proceeds from borrowing	126,500,000
Repayment of credit facility	(138,000,000)
Deferred financing cost	(339,146)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(8,745,158)

Net cash flows used in financing activities	(20,584,304)

Net Increase in Cash and Cash Equivalents	14,583,838

Cash and cash equivalents, beginning of period	5,435,285

Cash and cash equivalents, end of period	$20,019,123

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and commitment fee	$1,857,657

30  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Financial Highlights

For a Common Share Outstanding

Per Common Share Operating Performance:	For the Six Months Ended June 30 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014		For the Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$17.86		$18.07	$16.92	$18.30	$19.12		$18.73

Income from Investment Operations:
Net investment income(a)	0.63		1.13	1.24	1.22	1.18		1.34
Net realized and unrealized gain/(loss) on investments and unfunded loan commitments	(0.32)		(0.18)	1.15	(1.37)	(0.75)		0.35
Distributions from net investment income to Series A Preferred Shareholders	—		—	—	—	(0.02)		(0.04)

Total from investment operations	0.31		0.95	2.39	(0.15)	0.41		1.65

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.56)		(1.16)	(1.24)	(1.23)	(1.23)		(1.26)

Total distributions paid to Common Shareholders	(0.56)		(1.16)	(1.24)	(1.23)	(1.23)		(1.26)

Net Asset Value, End of Period	$17.61		$17.86	$18.07	$16.92	$18.30		$19.12
Market Value, End of Period	$16.33		$16.22	$17.40	$15.15	$16.63		$18.10
Total return based on net asset value(b)	2.01	%(c)	5.80%	15.33%	(0.52)%	2.63%		9.19%
Total return based on market value(b)	4.16	%(c)	(0.22)%	24.03%	(1.98)%	(1.48)%		3.14%
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.69	%(d)	3.33%	3.21%	3.01%	3.07%		3.00%
Ratio of net expenses to average net assets	3.69	%(d)	3.33%	3.21%	3.01%	3.07%		3.00%
Ratio of net investment income to average net assets	7.16	%(d)	6.24%	7.11%	6.71%	6.22	%(e)	7.03	%(e)
Ratio of net investment income to average net assets net of distributions to Series A Preferred Shareholders	—		—	—	—	6.13%		6.80%
Supplemental Data:
Portfolio turnover rate	61.5	%(c)	102.2%	109.5%	66.1%	80.0%		72.0%
Net assets at end of period (000’s)	$274,190		$278,070	$281,328	$263,438	$284,992		$297,731
Senior Securities:
Total Series A Preferred Shares outstanding	—		—	—	—	—		1,534
Liquidation and market value per Series A Preferred Shares	—		—	—	—	—		$20,000
Asset coverage per share(f)	—		—	—	—	—		$294,078
Principal loan outstanding (in 000’s)	$141,000		$141,000	$141,000	$149,269	$149,269		$122,705
Asset coverage per $1,000 of loan outstanding	$2,945	(g)	$2,972 (g)	$2,995 (g)	$2,765 (g)	$2,909	(g)	$3,676	(h)

(a)	Based on weighted average outstanding shares.
(b)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(c)	Not annualized.
(d)	Annualized.
(e)	Net investment income ratio does not reflect payment to preferred shareholders.
(f)

Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Series A Preferred Shares outstanding.

(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
(h)

Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

See accompanying Notes to Financial Statements.  |  31

Apollo Tactical Income Fund Inc.

Financial Highlights

For a Common Share Outstanding

Per Common Share Operating Performance:	For the Six Months Ended June 30, 2018 (unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$17.44		$17.18	$15.97	$18.21	$19.51	$19.10	(b)

Income from Investment Operations:
Net investment income(c)	0.67		1.27	1.50	1.48	1.50	1.03
Net realized and unrealized gain/(loss) on investments and unfunded loan commitments	(0.18)		0.28	1.23	(2.16)	(1.14)	0.39

Total from investment operations	0.49		1.55	2.73	(0.68)	0.36	1.42

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.60)		(1.29)	(1.52)	(1.55)	(1.50)	(0.96)
Net realized gain on investments	—		—	—	(0.01)	(0.16)	(0.01)

Total distributions paid to Common Shareholders	(0.60)		(1.29)	(1.52)	(1.56)	(1.66)	(0.97)

Common share offering charges to paid-in capital	—		—	—	—	—	(0.04)

Net Asset Value, End of Period	$17.33		$17.44	$17.18	$15.97	$18.21	$19.51
Market Value, End of Period	$15.60		$15.75	$15.43	$13.89	$15.96	$18.00
Total return based on net asset value(d)	3.26	%(e)	9.87%	19.34%	(2.91)%	2.63%	7.94	%(e)
Total return based on market value(d)	2.92	%(e)	10.47%	23.24%	(3.65)%	(2.51)%	(4.90	)%(e)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.79	%(f)	3.53%	3.36%	2.97%	2.90%	2.58	%(f)
Ratio of net expenses to average net assets	3.79	%(f)	3.53%	3.36%	2.97%	2.90%	2.55	%(f)
Ratio of net investment income to average net assets	7.70	%(f)	7.27%	9.20%	8.22%	7.63%	6.38	%(f)
Supplemental Data:
Portfolio turnover rate	67.9	%(e)	111.8%	111.6%	67.6%	78.7%	72.4	%(e)
Net assets at end of period (000’s)	$250,707		$252,265	$248,424	$230,995	$263,428	$282,177
Senior Securities:
Principal loan outstanding (in 000’s)	$126,500		$138,000	$138,000	$138,000	$138,000	$138,000
Asset coverage per $1,000 of loan outstanding(g)	$2,982		$2,828	$2,800	$2,674	$2,909	$3,045

(a)	From February 25, 2013 (commencement of operations) to December 31, 2013.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

32  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements

June 30, 2018 (unaudited)

Note 1. Organization and Operations

Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (individually, a “Fund” or, together, the “Funds”) are corporations organized under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”) as diversified, closed-end management investment companies. Each Fund was previously registered as a non-diversified investment company. AFT and AIF commenced operations on February 23, 2011 and February 25, 2013, respectively. Prior to that, the Funds had no operations other than matters relating to their organization and the sale and issuance of 5,236 shares of common stock in each Fund to Apollo Credit Management, LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Funds’ investment adviser and is an affiliate of Apollo Global Management, LLC (“AGM”). The Funds’ common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the symbols “AFT” and “AIF”, respectively.

Investment Objective

AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. Senior Loans are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its managed assets in floating rate Senior Loans and investments with similar economic characteristics. This policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.

AIF’s primary investment objective is to seek current income with a secondary objective of preservation of capital. AIF seeks to achieve its investment objectives primarily by allocating its assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets. This ability to dynamically allocate AIF’s assets may result in AIF’s portfolio becoming concentrated in a particular type of credit instrument (such as Senior Loans or high yield corporate bonds) and substantially less invested in other types of credit instruments. Under normal market conditions, at least 80% of AIF’s managed assets will be invested in credit instruments and investments with similar economic characteristics. For purposes of this policy, “credit instruments” will include Senior Loans, subordinated loans, high yield corporate bonds, notes, bills, debentures, distressed securities, mezzanine securities, structured products (including, without limitation, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and asset-backed securities), bank loans, corporate loans, convertible and preferred securities, government and municipal obligations, mortgage-backed securities, repurchase agreements, and other fixed-income instruments of a similar nature that may be represented by derivatives such as options, forwards, futures contracts or swap agreements. This policy and AIF’s investment objectives are not fundamental and may be changed by the board of directors of AIF (together with the board of directors of AFT, the “Board of Directors” or “Board”) with at least 60 days’ prior written notice provided to shareholders. AIF will seek to preserve capital to the extent consistent with its primary investment objective. AIF’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AIF will achieve its investment objectives.

Note 2. Significant Accounting Policies

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Fund Valuation

Each Fund’s net asset value (“NAV”) per share will be determined daily generally as of 4:00 pm on each day that the NYSE is open for trading, or at other times as determined by the Board. The NAV of each Fund’s common shares is the

Semi-Annual Report  |  33

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

total assets of the Fund (including all securities, cash and other assets) minus the sum of the Fund’s total liabilities (including accrued expenses, dividends payable, borrowings and the liquidation value of any preferred stock) divided by the total number of common shares of the Fund outstanding.

Security Valuation

The Funds value their investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. In general, the fair value of a security is the amount that the Funds might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, a Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

Each Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Funds have access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

34  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

The valuation techniques used by the Funds to measure fair value at June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. Summaries of the Funds’ investments categorized in the fair value hierarchy as of June 30, 2018 are as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$19,411,362	$19,411,362	$—	$—
Senior Loans	357,920,331	—	344,131,010	13,789,321
Corporate Notes and Bonds	41,374,488	—	41,366,552	7,936
Common Stock	1,165,683	—	1,066,281	99,402
Preferred Stock	3,942,277	—	—	3,942,277
Warrants	2,522	—	—	2,522
Net unrealized appreciation on Unfunded Loan Commitments	12,479	—	12,479	—

Total Assets	$423,829,142	$19,411,362	$386,576,322	$17,841,458

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2018:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants	Unfunded Loan Commitments

Total Fair Value, beginning of period	$25,664,960	$21,655,599	$8,775	$68,975	$3,915,225	$—	$16,386
Purchases, including capitalized PIK	4,131,168	4,122,761	—	—	—	8,407	—
Sales/Paydowns	(10,481,603)	(10,474,468)	(7,135)	—	—	—	—
Accretion/(amortization) of discounts/ (premiums)	256,745	256,745	—	—	—	—	—
Net realized gain/(loss)	(8,833)	(13,584)	4,751	—	—	—	—
Change in net unrealized appreciation/ (depreciation)	(95,050)	(138,357)	1,545	30,427	27,052	(5,885)	(9,832)
Transfers into Level 3	1,021,243	1,021,243	—	—	—	—	—
Transfers out of Level 3	(2,647,172)	(2,640,618)	—	—	—	—	(6,554)

Total Fair Value, end of period	$17,841,458	$13,789,321	$7,936	$99,402	$3,942,277	$2,522	$—

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2018 was $144,155.

Semi-Annual Report  |  35

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2018:

Apollo Senior Floating Rate Fund Inc.

Assets	Fair Value at June 30, 2018	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$8,107,760	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,465,411	Discounted Cash Flow(b)	Discount Rate(b)	17.7%

	559,383	Recoverability(c)	EBITDA / EV Multiple(c)	$7m / 3.9x

	656,767	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

Corporate Notes and Bonds	7,936	Discounted Cash Flow(b)	Discount Rate(b)	25.0%
		Recoverability(d)	Liquidation Proceeds(d)	$7m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

	—	Recoverability(c)	EBITDA / EV Multiple(c)	$7m / 3.9x

	—	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

Common Stock	62,959	Option Model(e)	Volatility(e)	21.4%

	36,443	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,942,277	Discounted Cash Flow(b)	Discount Rate(b)	8.62%

Warrants	2,522	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$17,841,458

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)

The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

36  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Apollo Tactical Income Fund Inc.

	Total Fair Value at June 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$20,019,123	$20,019,123	$—	$—
Senior Loans	285,615,183	—	273,202,004	12,413,179
Corporate Notes and Bonds	49,671,009	—	49,634,532	36,477
Structured Products	32,145,390	—	32,145,390	—
Common Stock	796,510	158,026	543,925	94,559
Preferred Stock	3,942,277	—	—	3,942,277
Warrants	1,287	—	—	1,287
Net unrealized appreciation on Unfunded Loan Commitments	6,087	—	6,087	—

Total Assets	$392,196,866	$20,177,149	$355,531,938	$16,487,779

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2018:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Total Fair Value, beginning of the period	$23,768,803	$19,745,730	$40,335	$67,513	$3,915,225	$—
Purchases, including capitalized PIK	3,663,676	3,659,387	—	—	—	4,289
Sales/Paydowns	(9,509,935)	(9,477,140)	(32,795)	—	—	—
Accretion/(amortization) of discounts/(premiums)	208,100	208,100	—	—	—	—
Net realized gain/(loss)	252,191	230,353	21,838	—	—	—
Change in net unrealized appreciation/(depreciation)	(52,825)	(111,020)	7,099	27,046	27,052	(3,002)
Transfer into Level 3	1,021,243	1,021,243	—	—	—	—
Transfers out of Level 3	(2,863,474)	(2,863,474)	—	—	—	—

Total Fair Value, end of period	$16,487,779	$12,413,179	$36,477	$94,559	$3,942,277	$1,287

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2018 was $182,474.

Semi-Annual Report  |  37

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2018:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at June 30, 2018	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$7,430,103	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,121,918	Discounted Cash Flow(b)	Discount Rate(b)	17.7%

	168,572	Recoverability(c)	EBITDA / EV Multiple(c)	$7m / 3.9x

	656,767	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

	35,819	Discounted Cash Flow(b)	Discount Rate(b)	2.84%
		Recoverability(e)	Estimated Transaction Value(e)	N/A

Corporate Notes and Bonds	36,477	Discounted Cash Flow(b)	Discount Rate(b)	25.0%
		Recoverability(d)	Liquidation Proceeds(d)	$7m

	—	Recoverability(d)	Liquidation Proceeds(d)	$0

Common Stock	—	Recoverability(c)	EBITDA / EV Multiple(c)	$7m / 3.9x

	—	Recoverability(d)	Liquidation Proceeds(d)	$28.1m

	58,116	Option Model(f)	Volatility(f)	21.4%

	36,443	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,942,277	Discounted Cash Flow(b)	Discount Rate(b)	8.62%

Warrants	1,287	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$16,487,779

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)

The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(f)

The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

38  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents of the Funds consist of cash held in bank accounts and liquid investments with maturities, at the date of acquisition, not exceeding 90 days that, at times, may exceed federally insured limits. As of June 30, 2018, cash and cash equivalents were comprised of cash deposited with U.S. financial institutions in which carrying value approximated fair value and are considered to be Level 1 in the fair value hierarchy.

Industry Classifications

The industry classifications of the Funds’ investments, as presented in the accompanying Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Moody’s, and/or as defined by the Funds’ management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications.

Fair Value of Financial Instruments

The fair value of the Funds’ assets and liabilities that qualify as financial instruments under U.S. GAAP approximates the carrying amounts presented in the accompanying Statements of Assets and Liabilities.

Securities Transactions and Investment Income

Securities transactions of the Funds are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest and dividend income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums where applicable using the effective interest rate method over the lives of the respective debt securities.

The Funds hold investments that have designated payment-in-kind (“PIK”) interest. PIK interest is included in interest income and reflected as a receivable in accrued interest up to the payment date. On payment dates, the Funds capitalize the accrued interest receivable as an additional investment and mark it at the fair value associated with the position.

U.S. Federal Income Tax Status

The Funds intend to maintain their status each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all of their net investment income and net capital gains, if any, for their tax years. The Funds may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the year ended December 31, 2017, AFT and AIF did not record a U.S. federal excise tax provision. The Funds did not pay any excise tax during 2018 related to the 2017 tax year. No federal income tax provision or excise tax provision is required for the six months ended June 30, 2018.

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no material effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The statute of limitations on AFT’s federal and state tax filings remains open for the years ended December 31, 2014 to 2017. The statute of limitations on AIF’s federal and state fillings remains open for the years ended December 31, 2014 to 2017.

Distributions to Common Shareholders

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their capital gains and net investment income after the payment of dividends and interest owed with respect to outstanding preferred shares and/or notes or other forms of leverage utilized by the Funds, although for cash management purposes, the Funds may elect to retain distributable amounts and pay excise tax as described above. If the Funds make a long-term capital gain distribution, they will be required to allocate such gain between the common shares and any preferred shares issued by the Funds in proportion to the total dividends paid to each class for the year in which the income is realized.

Semi-Annual Report  |  39

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Funds will make a distribution only if authorized by the Board and declared by the Funds out of assets legally available for these distributions. The Funds may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Funds and their shareholders because it may result in a return of capital to shareholders, which would reduce the Funds’ NAV and, over time, potentially increase the Funds’ expense ratios. If the Funds distribute a return of capital, it means that the Funds are returning to shareholders a portion of their investment rather than making a distribution that is funded from the Funds’ earned income or other profits. The Board may elect to change AFT’s or AIF’s distribution policy at any time.

Asset Segregation

In accordance with the Investment Company Act and various SEC and SEC staff interpretive positions, a Fund may “set aside” liquid assets (often referred to as “asset segregation”), or engage in measures in accordance with SEC or Staff guidance, to “cover” open positions with respect to certain kinds of financial instruments that could otherwise be considered “senior securities” as defined in Section 18(g) of the Investment Company Act. With respect to certain derivative contracts that are contractually required to cash settle, for example, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In other circumstances, a Fund may be required to set aside liquid assets equal to such a financial instrument’s full notional value, or enter into appropriate offsetting transactions, while the position is open. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time announced by the SEC or its staff regarding asset segregation. These segregation and coverage requirements could result in a Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and coverage requirements will not limit or offset losses on related positions.

Note 3. Investment Advisory, Administration and Other Agreements with Affiliates

Investment Advisory Fee

The Adviser provides certain investment advisory, management and administrative services to the Funds pursuant to investment advisory and management agreements with each of the Funds. For its services, each Fund pays the Adviser monthly at the annual rate of 1.0% of the average daily value of the Fund’s managed assets. Managed assets are defined as the total assets of a Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed (including the liquidation preference of preferred shares) or notes issued). The Adviser may elect from time to time, in its sole discretion, to waive its receipt of the advisory fee from a Fund. If the Adviser elects to waive its compensation, such action may have a positive effect on the Fund’s performance or yield. The Adviser is under no obligation to waive its fees, may elect not to do so, may decide to waive its compensation periodically or may decide to waive its compensation on only one of the Funds at any given time. For the six months ended June 30, 2018, the Adviser earned fees of $2,078,598 and $1,915,599 from AFT and AIF, respectively.

Administrative Services and Expense Reimbursements

The Funds and the Adviser have entered into Administrative Services and Expense Reimbursement Agreements pursuant to which the Adviser provides certain administrative services, personnel and facilities to the Funds and performs operational services necessary for the operation of the Funds not otherwise provided by other service providers of the Funds. These services may include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. Pursuant to these agreements, the Funds will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Funds. In addition, the Adviser or one of its affiliates may pay certain expenses on behalf of the Funds and then allocate these expenses to the Funds for reimbursement. For the six months ended June 30, 2018, the Adviser provided services under these agreements totaling $342,731 and $337,845 for AFT and AIF, respectively, which is shown in the Statements of Operations as administrative services of the Adviser. Included in these amounts is approximately $45,300 and $45,300 for AFT and AIF, respectively, of remuneration for officers of the Funds. The Adviser did not waive the right to expense reimbursements and investment advisory fees for either Fund during the six months ended June 30, 2018.

Each Fund has also entered into an Administration and Accounting Services Agreement (the “Administration Agreements”) with The Bank of New York Mellon (“BNY Mellon”). Under the Administration Agreements, BNY Mellon provides certain administrative services necessary for the operation of the Funds, including maintaining the Funds’ books and records, providing accounting services and preparing regulatory filings. The Funds pay BNY Mellon for these services.

40  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

BNY Mellon also serves as the Funds’ custodian. BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) serves as the Funds’ transfer agent. BNY Mellon and BNYMIS provided services totaling $131,597 and $126,662 for AFT and AIF, respectively, for the six months ended June 30, 2018, which are included in fund administration and accounting services in the Statements of Operations.

Board of Directors Fees

On an annual basis, AFT and AIF pay each member of the Board who is not an “interested person” (as defined in the Investment Company Act) of the Funds an annual retainer of $16,000 per Fund, plus $2,000 for each in-person Board meeting of a single Fund ($3,000, or $1,500 per Fund, for a joint meeting of both Funds), plus $1,000 for attendance at telephonic Board meetings of a single Fund or participation in special committee meetings of a single Fund not held in conjunction with regularly scheduled Board meetings ($1,500, or $750 per Fund, for a joint meeting of both Funds). In addition, the chairman of the audit committee receives $5,000 per year from each Fund. The Funds also reimburse independent Board members for travel and out-of-pocket expenses incurred in connection with such meetings, and the Funds split the cost of such expenses for meetings involving both AFT and AIF. Included in the Statements of Operations in Board of Directors fees for the six months ended June 30, 2018 is $63,264 and $63,264 of expenses related to the Board for each of AFT and AIF, respectively.

Note 4. Investment Transactions

For the six months ended June 30, 2018, the cost of investment purchases and proceeds from sales of securities and principal paydowns were as follows:

Fund	Purchases	Sales

Apollo Senior Floating Rate Fund Inc.	$281,091,452	$287,336,107
Apollo Tactical Income Fund Inc.	286,566,809	300,638,456

The Funds are permitted to purchase and sell securities (“Cross-Trade”) from and to other Apollo entities pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Investment Company Act (the “Rule”). Each Cross-Trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Funds engaged in Cross-Trade activities with sales proceeds of $2,911,411 and $1,488,213 for AFT and AIF, respectively, which resulted in net realized losses of $125,116 and $61,264, respectively.

Note 5. Risks

Senior Loans

Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Funds, and such defaults could reduce the Funds’ NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Funds, a reduction in the value of the investment and a potential decrease in the NAV of the Funds. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Funds could experience delays or limitations with respect to their ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.

Semi-Annual Report  |  41

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933 (the “1933 Act”) or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Funds will be particularly dependent on the analytical abilities of the Adviser.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Funds may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Schedule of Investments.

The Funds may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Funds will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Funds would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Funds being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Corporate Bonds

The Funds may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations, other business entities, governments and municipalities and other issuers. Corporate bonds are issued with varying features and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights, call rights or other rights of the issuer). The Funds’ investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things.

The Adviser expects most of the corporate bonds in which the Funds invest will be high yield bonds (commonly referred to as “junk” bonds). An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The value of intermediate and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

Subordinated Loans

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

42  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Structured Products

Investments in structured products involve risks, including credit risk and market risk. When the Funds’ investments in structured products (such as CDOs, CLOs and asset-backed securities) are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) or stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Funds may have the right to receive payments only from the structured product and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that generally affect issuers of securities and capital markets. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Note 6. Common Shares

Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of the period	15,573,061	$296,699,291	15,573,061	$296,701,729
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	(2,438)

Common shares outstanding, end of the period	15,573,061	$296,699,291	15,573,061	$296,699,291

Apollo Tactical Income Fund Inc.

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of the period	14,464,026	$275,624,904	14,464,026	$275,624,904
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	—

Common shares outstanding, end of the period	14,464,026	$275,624,904	14,464,026	$275,624,904

Semi-Annual Report  |  43

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Dividends declared on common shares with a record date of January 1, 2018 or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 29, 2017	January 17, 2018	January 18, 2018	January 31, 2018	$0.0900	$1,401,575	$1,401,575	—
January 23, 2018	February 13, 2018	February 14, 2018	February 28, 2018	$0.0900	$1,401,575	$1,401,575	—
February 22, 2018	March 15, 2018	March 16, 2018	March 29, 2018	$0.0960	$1,495,014	$1,495,014	—
March 26, 2018	April 16, 2018	April 17, 2018	April 30, 2018	$0.0960	$1,495,014	$1,495,014	—
April 26, 2018	May 16, 2018	May 17, 2018	May 31, 2018	$0.0960	$1,495,014	$1,495,014	—
May 23, 2018	June 15, 2018	June 18, 2018	June 29, 2018	$0.0960	$1,495,014	$1,495,014	—
June 21, 2018	July 17, 2018	July 18, 2018	July 31, 2018	$0.0960	$1,495,014	$1,495,014	—
July 23, 2018*	August 17, 2018	August 20, 2018	August 31, 2018	$0.0960
August 15, 2018*	September 14, 2018	September 17, 2018	September 28, 2018	$0.0980
* Declared subsequent to June 30, 2018.

Apollo Tactical Income Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 29, 2017	January 17, 2018	January 18, 2018	January 31, 2018	$0.1000	$1,446,403	$1,446,403	—
January 23, 2018	February 13, 2018	February 14, 2018	February 28, 2018	$0.1000	$1,446,403	$1,446,403	—
February 22, 2018	March 15, 2018	March 16, 2018	March 29, 2018	$0.1000	$1,446,403	$1,446,403	—
March 26, 2018	April 16, 2018	April 17, 2018	April 30, 2018	$0.1000	$1,446,403	$1,446,403	—
April 26, 2018	May 16, 2018	May 17, 2018	May 31, 2017	$0.1000	$1,446,403	$1,446,403	—
May 23, 2018	June 15, 2018	June 18, 2018	June 29, 2018	$0.1040	$1,504,259	$1,504,259	—
June 21, 2018	July 17, 2018	July 18, 2018	July 31, 2017	$0.1040	$1,504,259	$1,504,259	—
July 23, 2018*	August 17, 2018	August 20, 2018	August 31, 2018	$0.1040
August 15, 2018*	September 14, 2018	September 17, 2018	September 28, 2018	$0.1070
* Declared subsequent to June 30, 2018.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

The tax character of distributions paid by AFT during the fiscal year ended December 31, 2017 was as follows:

Apollo Senior Floating Rate Fund Inc.

Distributions paid from Ordinary Income: *	2017

Common Shareholders	$18,064,751

Total Distributions	$18,064,751

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The tax character of distributions paid by AIF during the fiscal year ended December 31, 2017 was as follows:

Apollo Tactical Income Fund Inc.

Distributions paid from Ordinary Income: *	2017

Common Shareholders	$18,586,273

Total Distributions	$18,586,273

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

44  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

As of December 31, 2017, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses

Apollo Senior Floating Rate Fund Inc.	$321,272	$—	$(8,087,187)	$(10,863,498)
Apollo Tactical Income Fund Inc.	468,031	—	(4,590,206)	(19,238,066)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2017, long-term capital loss carryforwards totaled $10,863,498 for AFT and $19,238,066 for AIF, which may be carried forward for an unlimited period. During the year ended December 31, 2017, AFT utilized $967,771 of capital loss carryforwards.

Unrealized appreciation/(depreciation) and basis of investments for U.S. federal income tax purposes at June 30, 2018 were as follows:

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$410,529,238	$376,153,876

Unrealized appreciation	$3,054,124	$3,748,566
Unrealized depreciation	(9,178,061)	(7,730,785)

Net unrealized appreciation/(depreciation)*	$(6,123,937)	$(3,982,219)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

Note 8. Credit Agreements and Preferred Shares

The Funds utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Funds may obtain leverage by issuing preferred shares and/or notes and may also borrow funds from banks and other financial institutions. The Funds may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Funds’ net income, distributions and/or NAV in relation to market changes. Leverage is a speculative technique that exposes the Funds to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Funds’ portfolios will be magnified due to the use of leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Funds’ NAV, which will be borne entirely by the Funds’ common shareholders. If the Funds issue preferred shares and/or notes or engage in other borrowings, they will have to pay dividends on their shares or interest on their notes or borrowings, which will increase expenses and may reduce the Funds’ return. These dividend payments or interest expenses (which will be borne entirely by the common shareholders) may be greater than the Funds’ return on the underlying investments. The Funds’ leveraging strategy may not be successful.

Apollo Senior Floating Rate Fund Inc.

On May 11, 2016, AFT entered into a $150,000,000 credit facility (the “Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”) as lender. Under the terms of the Credit Facility, AFT may borrow a single term loan not to exceed $112,500,000 (the “Term Loan”) and may borrow up to an additional $37,500,000 on a revolving basis (the “Revolving Loans”). AFT has granted a security interest in substantially all of its assets in the event of default under the Credit Facility. AFT may borrow on a revolving basis until May 11, 2019, at which time any loans outstanding under the Credit Facility must be repaid in full. The Fund pays SMBC a quarterly commitment fee equal to 0.15% per annum on the average daily amount of available commitments. As of June 30, 2018, $9,000,000 of the available revolving credit remains undrawn. As of June 30, 2018, AFT has $141,000,000 principal outstanding under the Credit Facility, which is comprised of a Term Loan of $112,500,000 and Revolving Loans totaling $28,500,000, all of which bear interest at a rate of LIBOR plus 1.05%.

Semi-Annual Report  |  45

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the average daily principal loan balance outstanding was $141,000,000, the weighted average annual interest rate was 2.82% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,997,812.

The fair value of AFT’s borrowings under the Credit Facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AFT has determined would be categorized as Level 2 in the fair-value hierarchy.

The Credit Facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2018, AFT was not aware of any instances of non-compliance related to the Credit Facility.

In connection with AFT’s entry into the Credit Facility, certain debt financing costs were incurred by AFT and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Apollo Tactical Income Fund Inc.

On April 20, 2018, AIF entered into a $133,000,000 credit facility (the “New Credit Facility”) with SMBC as lender. Under the terms of the New Credit Facility, AIF may borrow a single term loan not to exceed $125,000,000 (the “New Term Loan”) and may borrow up to an additional $8,000,000 on a revolving basis (the “New Revolving Loans”). AIF has granted a security interest in substantially all of its assets in the event of default under the New Credit Facility. AIF may borrow on a revolving basis until April 20, 2020, at which time any loans outstanding under the New Credit Facility must be repaid in full. The Fund pays SMBC a quarterly commitment fee equal to 0.15% per annum on the average daily amount of available commitments. As of June 30, 2018, $6,500,000 of the available revolving credit remains undrawn. As of June 30, 2018, AIF has $126,500,000 principal outstanding under the New Credit Facility, which is comprised of a New Term Loan of $125,000,000 and New Revolving Loans totaling $1,500,000, all of which bear interest at a rate of LIBOR plus 0.90%.

Prior to April 20, 2018, AIF had a $138,000,000 revolving credit facility with JPMorgan Chase Bank, N.A. as lender and administrative agent (the “JPM Facility”). The JPM Facility expired on April 20, 2018. Borrowings under the JPM Facility bore interest at a rate of LIBOR plus 1.15%.

For the six months ended June 30, 2018, the average daily principal loan balance outstanding was $133,273,481, the weighted average annual interest rate was 2.82% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,890,610.

The fair value of AIF’s borrowings under the New Credit Facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AIF has determined would be categorized as Level 2 in the fair-value hierarchy.

The New Credit Facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2018, AIF was not aware of any instances of non-compliance related to the New Credit Facility.

In connection with AIF’s entry into the New Credit Facility, certain debt financing costs were incurred by AIF and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the New Credit Facility. The amortization of the deferred financing costs is included in the Statements of Operations.

46  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2018 (unaudited)

Note 9. General Commitments and Contingencies

As of June 30, 2018, the Funds had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	AFT	AIF

Access CIG, LLC	$134,821	$134,821
A-L Parent, LLC*	1,310,878	—
Authentic Brands Group, LLC*/**	344,947	—
Authentic Brands Group, LLC 2L*/**	136,731	—
Charming Charlie, LLC	619,859	186,797
Envision Healthcare Corp. Backstop	4,108,647	3,821,997
Securus Technologies Holdings, Inc.***	697,954	697,954
Thomas Reuters Corp. Backstop	3,424,023	3,185,137
Westinghouse Electric Co., LLC Bridge Loan****	5,803,499	5,398,604

Total unfunded loan commitments	$16,581,359	$13,425,310

*	The loan commitment was held in AFT only.

**	On July 3, 2018, the loan commitment was fully funded.

***	The loan commitment was partially sold subsequent to June 30, 2018.

****	On July 26, 2018, the loan commitment was cancelled in its entirety.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Funds’ valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations. For the six months ended June 30, 2018, AFT and AIF recorded a net change in unrealized appreciation/(depreciation) on unfunded loan commitments totaling $(8,405) and $2,282, respectively.

Note 10. Indemnification

The Funds each have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. Based upon historical experience, the risk of loss from such claims is currently considered remote; however, there can be no assurance that losses will not occur or if claims are made against the Funds the losses will not be material.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

Semi-Annual Report  |  47

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information

June 30, 2018 (unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive common stock of the Funds as set forth below, all net investment income dividends and all capital gains distributions declared by the Board will be payable in cash.

A shareholder may elect to have net investment income dividends and capital gains distributions reinvested in common stock of the Funds. To exercise this option, such shareholder must notify BNYMIS, the plan administrator and the Funds’ transfer agent and registrar, in writing so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board for the net investment income dividend and/or capital gains distribution involved.

The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that elects to receive dividends and distributions in additional shares of common stock of the Funds (each a “Participant”). The plan administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the plan administrator’s name or that of its nominee.

The shares are acquired by the plan administrator for a participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Funds (“Newly Issued Shares”) or (ii) by purchase of outstanding shares of common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the dividend payment date, the NAV per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as “market premium”), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares of common stock to be credited to the Participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date the shares are issued, unless the NAV is less than 95% of the then current market price per share, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per share. If, on the dividend payment date, the NAV per share is greater than the market value (such condition being referred to as “market discount”), the plan administrator will invest the dividend amount in shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a Participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the Participant’s account and remit the proceeds to the Participant, the plan administrator is authorized to deduct a $15 transaction fee plus a 5¢ per share brokerage commission from the proceeds.

Shareholders who receive dividends in the form of stock are subject to the same federal, state and local tax consequences as are shareholders who elect to receive their dividends in cash. A shareholder’s basis for determining gain or loss upon the sale of stock received in a dividend from the Funds will be equal to the total dollar amount of the dividend payable to the shareholders. Any stock received in a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder’s account.

Participants may terminate their accounts under the plan by notifying the plan administrator via its website at bnymellon.com/ shareowner, by filling out the transaction request form located at the bottom of the Participant’s statement and sending it to the plan administrator at P.O. Box 30170, College Station, TX 77842 or by calling the plan administrator at 800-331-1710.

The plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. All correspondence, including requests for additional information, concerning the plan should be directed to the plan administrator by mail at P.O. Box 30170, College Station, TX 77842.

European Risk

The Funds may invest a portion of their assets in credit instruments issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“UK”). Concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of the sovereign debt of certain countries give rise to concerns about sovereign defaults, the possibility that one or more countries might leave the European Union or the Eurozone and various proposals (still under consideration and unclear in material respects) for support of affected countries and the Euro as a currency. The outcome of any such situation cannot be predicted. Sovereign debt defaults and European Union and/or Eurozone exits could have material adverse effects on investments by the Funds in

48  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2018 (unaudited)

securities of European companies, including but not limited to the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in Euro and wider economic disruption in markets served by those companies, while austerity and other measures that have been introduced in order to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Funds. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in securities of companies in affected countries) could also have material adverse effects on the Funds. The uncertainty in the wake of the UK’s “Brexit” referendum and subsequent political developments could have a negative impact on both the UK economy and the economies of other countries in Europe. The Brexit process also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Funds. Global central banks may maintain historically low interest rates longer than was anticipated prior to the Brexit vote, which could adversely affect the Funds.

Approval of the Investment Advisory and Management Agreements for AFT and AIF

At a meeting of the Boards of Directors (together, the “Board” or the “Directors”) of Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (each, a “Fund” and together, the “Funds”) held on February 22, 2018, the Directors met in person to consider the approval of the Investment Advisory and Management Agreement between AFT and Apollo Credit Management, LLC (the “Adviser”) and the Investment Advisory and Management Agreement between AIF and the Adviser (each, an “Advisory Agreement” and together, the “Advisory Agreements”) for an additional one-year term. While the meetings occurred at the same time, the Directors considered each Advisory Agreement separately.

The Board has the responsibility under the Investment Company Act of 1940, as amended (the “1940 Act”), to approve annual renewal of each Fund’s Advisory Agreement at meetings of the Board called for the purpose of voting on such renewal. The Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and its affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the investment performance of each Fund, each Fund’s fees and expenses in comparison with other funds’ fees and expenses and the Adviser’s profitability at the meeting at which the renewal of the Advisory Agreements is considered, the process of evaluating each Fund’s investment advisory and management arrangements is an ongoing one.

In preparation for their review of the Advisory Agreements, all of the Directors who are not “interested persons,” as defined in the 1940 Act (the “Independent Directors”), of the Funds present at the meeting met with their independent counsel in an executive session. In considering whether to approve the Advisory Agreements, the Directors, including the Independent Directors, reviewed materials provided in advance of the meeting by the Adviser and counsel to the Independent Directors and other materials which included, among other things: (i) information concerning the services rendered to each Fund by the Adviser; (ii) information concerning the revenues generated and expenses incurred by the Adviser from the operation of each Fund; and (iii) a memorandum outlining the legal duties of the Board under the 1940 Act. The Board also reviewed information prepared by Strategic Insight, a third party service provider, which included information in respect of each Fund comparing (1) the Fund’s performance with that of a group of comparable funds selected by Strategic Insight (the “Peer Group”) and with a broader group of funds (the “Morningstar Category”) and (2) the Fund’s contractual and net management fees and total net expenses with those of its Peer Group and Morningstar Category.

Counsel to the Independent Directors discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement and referred the Directors to the materials provided in connection with the meeting. The Directors also received information regarding each Fund’s operations, expenses and performance periodically throughout the year.

The nature, extent and quality of services provided by the Adviser. Representatives of the Adviser discussed the nature, extent and quality of the services provided by the Adviser to each Fund, including the Adviser’s expertise in managing loan portfolios, the integrated platform of the Adviser and its affiliates and the benefits, resources and opportunities of the platform that the Adviser is able to access. Fund management discussed the size and experience of the Adviser’s staff, the experience of its key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. Representatives of the Adviser discussed the reputation, compliance history, compliance program and financial condition of the Adviser. They discussed the terms of each Advisory Agreement and the Adviser’s responsibilities with respect to each Fund.

Investment performance of the Funds and the Adviser. Representatives of the Adviser reviewed with the Board the performance of each Fund. Fund management discussed each Fund’s stock price, and its yield. Representatives of the Adviser compared each Fund’s yield (based on the ratio of net investment income to average net assets) to the average

Semi-Annual Report  |  49

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2018 (unaudited)

yield of certain of its peer funds identified by the Adviser for each calendar year since the Fund’s inception. Fund management then discussed each Fund’s investment performance as compared to the performance of relevant reference indexes (the “Benchmarks”) for various periods. On a net asset value basis, AFT outperformed the Benchmarks for the one-year period ended December 31, 2017 and for the periods from inception to each of the years ended December 31, 2012-17, and underperformed the Benchmarks for the period from inception to December 31, 2011. On a net asset value basis, AIF outperformed the Benchmarks for the one-year period ended December 31, 2017 and for the periods from inception to each of the years ended December 31, 2013-17. On a market value basis, AFT outperformed one Benchmark and underperformed the other Benchmark for the one-year period ended December 31, 2017, outperformed one Benchmark and underperformed the other Benchmark for the period from inception to December 31, 2017, outperformed the Benchmarks for the period from inception to December 31, 2016 and underperformed the Benchmarks for the periods from inception to each of the years ended December 31, 2011-15. On a market value basis, AIF outperformed the Benchmarks for the one-year period ended December 31, 2017 and for the period from inception to December 31, 2017 and underperformed the Benchmarks for the periods from inception to each of the years ended December 31, 2013-16. Representatives of the Adviser next reviewed each Fund’s investment performance as compared to that of its Peer Group and Morningstar Category for various annual periods ended December 31, 2017. Each Fund ranked above the medians of its Peer Group and Morningstar Category for the various annual periods, except that AFT ranked slightly below the median, but still in the second quartile, of its Morningstar Category for the one-year period.

Cost of services provided and profits realized by the Adviser and its affiliates from the relationship with the Funds. The Directors received information from the Adviser regarding the profitability of each Fund to the Adviser and its affiliate and the methodology used by the Adviser in allocating its costs regarding the operations of the Funds and calculating profitability. In addition, the Directors considered whether any direct or indirect collateral benefits inured to the Adviser as a result of its affiliation with the Funds. It was noted that each Fund has entered into an Administrative Services and Reimbursement Agreement with the Adviser pursuant to which the Adviser provides the Fund with certain personnel and services not otherwise provided under the relevant Advisory Agreement, which services are required for the operations of the Fund, and the Fund generally reimburses the Adviser on an at cost basis for such services.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Directors considered the extent to which economies of scale are relevant for the Funds. It was noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from material appreciation through investment performance. It was also noted that an investment objective of each Fund is to seek current income and that much of each Fund’s realized income is expected to be distributed to its shareholders through monthly dividends.

Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients. The Board discussed the net management fee and net expense ratio comparisons set forth in the Strategic Insight report with representatives of the Adviser. For each Fund, the Fund’s contractual management fee was within the range of those of its Peer Group funds. Each Fund’s net total expense ratio at both managed and common asset levels ranked in the fourth quartile of its Peer Group and Morningstar Category. In considering the comparison of services rendered to and fees paid by each Fund to those under other investment advisory contracts, the Directors were aware of the nature of the investment strategies of each Fund and the fact that the relevant comparison funds may have investment strategies, restrictions and leverage different from those of the Fund. In regard to compensation paid to the Adviser with respect to other funds or accounts, the Adviser stated that none of the other funds or accounts advised by it or any of its affiliates are comparable to either Fund with respect to investment strategies.

Conclusion. After consideration of the factors discussed above, the Directors, including the Independent Directors, unanimously voted to approve each Advisory Agreement for an additional one-year term.

50  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2018 (unaudited)

Shareholder Meeting Results

On May 22, 2018, AFT held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AFT’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Barry Cohen	13,549,123	899,346

Elliot Stein, Jr.	13,945,775	502,694

On May 22, 2018, AIF held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AIF’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Barry Cohen	12,888,843	93,774

Elliot Stein, Jr.	12,918,807	63,809

Robert Borden, Glenn N. Marchak, Carl J. Rickertsten, and Todd J. Slotkin continue to serve in their capacities as Directors of the Funds.

Semi-Annual Report  |  51

Important Information About This Report

Investment Adviser

Apollo Credit Management, LLC

9 West 57th Street

New York, NY 10019

Administrator

The Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 30170

College Station, TX 77842

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

This report has been prepared for shareholders of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-888-301-3838 and additional reports will be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent period ended June 30, 2018 are available (i) without charge, upon request, by calling 1-888-301-3838 and (ii) on the SEC’s website at http:// www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52  |  Semi-Annual Report

Important Information About This Report (continued)

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

●	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
●	Website information, including any information captured through our use of “cookies”; and
●	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates and nonaffiliated third parties for our everyday business purposes, such as to process your transactions, maintain your investments in the Funds, and to respond to court orders and legal investigations. We also provide such information to our affiliates, attorneys, banks, auditors, securities brokers and service providers as may be necessary to facilitate the acceptance and management of your account or your investments in the Funds and to enable them to perform services on our behalf. We may also provide your name, address, telephone number, social security number or financial condition information to affiliates or nonaffiliated third parties, such as broker-dealers, engaged in marketing activities on our behalf, such as the solicitation of your investment in future funds managed by Apollo. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Opt-Out Notice. We reserve the right to disclose nonpublic personal information about you to a nonaffiliated third party as discussed above. If you wish to limit the distribution of your personal information with our affiliates and nonaffiliated third parties, as described herein, you may do so by:

●	Calling us at 1-888-301-3838; or
●	Writing us at the following address:

Apollo Global Management, LLC

c/o: Apollo Senior Floating Rate Fund Inc., Apollo Tactical Income Fund Inc.

9 West 57th Street, 43rd Floor, New York, New York 10019

Attn: Cindy Z. Michel

The ability to opt-out of disclosure of nonpublic personal information about you may not apply to arrangements necessary to effect or administer a transaction in shares of a Fund or maintain or service your account.

If you choose to write to us, your request should include your name, address, telephone number and account number(s) to which the opt-out applies and the extent to which your personal information shall be withheld. If you are a joint account owner we will apply those instructions to the entire account. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If your shares are held in “street name” at a bank or brokerage, we do not have access to your personal information and you should refer to your bank’s or broker’s privacy policies for a statement of the treatment of your personal information.

Semi-Annual Report  |  53

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9 West 57th Street, New York, NY 10019

1-888-301-3838 ● www.agmfunds.com

06/30/18

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None in the reporting period.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Apollo Tactical Income Fund Inc.

By (Signature and Title)        /s/ Joseph Moroney

                                                Joseph Moroney, President

                                                (principal executive officer)

Date    8/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Joseph Moroney

                                                Joseph Moroney, President

                                                (principal executive officer)

Date    8/20/18

By (Signature and Title)        /s/ Frank Marra

                                                Frank Marra, Treasurer and Chief Financial Officer

                                                (principal financial officer)

Date    8/20/18